UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: 12/31/2025

Date of reporting period: 12/31/2025

Item 1. Reports to Stockholders.

(a)

Kensington Active Advantage Fund
Institutional Class | KADIX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Kensington Active Advantage Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/active-advantage-fund/. You can also request this information by contacting us at 866-303-8623.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$145	1.37%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2025, the Active Advantage Fund successfully navigated a shifting macroeconomic landscape by dynamically adjusting its exposure to volatility and changing market leadership. The Fund began the year with a balanced, Risk-On approach, pairing core US equities with high-yield and floating-rate credit. This diversified foundation allowed us to capture early gains while remaining prepared for the evolving risks that defined the first half of the year.
When trade policy uncertainty sparked market turbulence in the first quarter, our defensive framework prompted a timely reduction in equity exposure, shifting toward cash and short-term Treasuries to preserve capital. As markets found their footing in April, the Fund proactively reengaged, rotating back to a fully invested posture. This mid-year recovery was supported by a widened fixed income focus that included emerging market debt and multisector bonds, alongside an equity sleeve diversified across growth, value, and dividend strategies.
The Fund maintained this momentum through the third quarter, benefiting from supportive credit conditions and broad equity gains. While growth-oriented stocks faced a pullback at year-end, our diversified satellite positions in value and core equities, combined with a resilient fixed income portfolio, helped us maintain positive performance through the fourth quarter. This active approach ensured the fund stayed aligned with market opportunities while managing the risks of a complex year
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $25,000 chart reflects a hypothetical $25,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $25,000)
Kensington Active Advantage Fund	PAGE 1	TSR-AR-56167N399

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/23/2022)
Institutional Class (without sales charge)	12.01	4.68
50% S&P500/50% Bloomberg Capital Aggregate Bond	12.64	7.66
Visit https://www.kensingtonassetmanagement.com/solutions/active-advantage-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$58,168,924
Number of Holdings	17
Net Advisory Fee	$318,755
Portfolio Turnover	168%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
Exchange Traded Funds	71.8%
Investments Purchased with Proceeds from Securities Lending	36.3%
Open-End Funds	24.9%
Cash & Other	-33.0%

Top 10 Issuers	(%)
Manning & Napier High Yield Bond Series	13.6%
Vanguard Total Stock Market ETF	11.7%
Invesco QQQ Trust Series 1	11.3%
Victory Pioneer Strategic Income Fund	11.2%
Vanguard S&P 500 ETF	9.1%
Janus Henderson AAA CLO ETF	6.8%
iShares Broad USD High Yield Corporate Bond ETF	6.2%
iShares 5-10 Year Investment Grade Corporate Bond ETF	4.9%
iShares Core High Dividend ETF	4.7%
BNY Mellon Global Infrastructure Income ETF	4.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/solutions/active-advantage-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Active Advantage Fund	PAGE 2	TSR-AR-56167N399

Kensington Credit Opportunities ETF
KAMO (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Kensington Credit Opportunities ETF for the period of December 16, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/etfs-kamo/. You can also request this information by contacting us at 866-303-8623.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Kensington Credit Opportunities ETF	$3	0.85%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Credit Opportunities ETF navigated 2025 by prioritizing capital preservation during periods of market stress while selectively re-engaging as conditions stabilized. We began the year focused on high yield, investment grade, and securitized debt, but ended the year with a robust portfolio led by high yield credit, complemented by strategic positions in investment grade corporates and asset-backed securities, ensuring a balanced approach to income and stability heading into the new year.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/16/2025)
Kensington Credit Opportunities ETF NAV	0.36
Bloomberg U.S. Aggregate Bond Index	0.23
Visit https://www.kensingtonassetmanagement.com/solutions/etfs-kamo/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Kensington Credit Opportunities ETF	PAGE 1	TSR-AR-56167R820

KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$78,075,285
Number of Holdings	5
Net Advisory Fee	$18,216
Portfolio Turnover	1%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
Exchange Traded Funds	100.0%

Top 10 Issuers	(%)
iShares Broad USD High Yield Corporate Bond ETF	70.5%
Vanguard Short-Term Corporate Bond ETF	10.1%
iShares Broad USD Investment Grade Corporate Bond ETF	8.1%
Vanguard Short-Term Treasury ETF	6.2%
Janus Henderson AAA CLO ETF	5.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/solutions/etfs-kamo/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Credit Opportunities ETF	PAGE 2	TSR-AR-56167R820

Kensington Defender Fund
Institutional Class | DFNDX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Kensington Defender Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/defender-fund/. You can also request this information by contacting us at 866-303-8623.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$159	1.49%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Defender Fund delivered its strongest yearly performance in 2025 by leveraging a systematic, momentum-driven framework that captured broad strength across global markets. While US equities remained solid, the year was defined by a shift in leadership toward international developed and emerging markets. The Fund’s approach successfully navigated this transition, maintaining diversified exposure across US and international equities as well as real assets, while using risk-management overlays to protect the portfolio as conditions evolved.
A key highlight of the year was the significant contribution from gold, which benefited from central bank demand and geopolitical tensions. Additionally, our positions in Japan and emerging markets added value as investors rotated away from a strictly US-centric focus. By year-end, momentum indicators showed positive signals across all twelve monitored categories, reflecting a healthy and broad participation in market gains that guided our positioning into the new year.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $25,000 chart reflects a hypothetical $25,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $25,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/31/2023)
Institutional Class (without sales charge)	13.17	7.98
Morningstar Global 60/40 NR	16.34	13.50
Visit https://www.kensingtonassetmanagement.com/solutions/defender-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Kensington Defender Fund	PAGE 1	TSR-AR-56167N233

KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$80,255,791
Number of Holdings	24
Net Advisory Fee	$834,319
Portfolio Turnover	260%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
Exchange Traded Funds	85.9%
Common Stocks	9.9%
Purchased Options	0.8%
Written Options	-0.6%
Cash & Other	4.0%

Top 10 Issuers	(%)
Vanguard S&P 500 ETF	16.9%
State Street SPDR Portfolio S&P 600 Small Cap ETF	14.3%
abrdn Physical Gold Shares ETF	14.2%
SPDR Portfolio Emerging Markets ETF	13.9%
Franklin FTSE Japan ETF	13.5%
Invesco QQQ Trust Series 1	13.2%
Galaxy Plus Fund SPC - Cane Kensington Opportunity Offshore Feeder Fund (546) Segregated Portfolio	9.9%
S&P 500 Index	0.2%
MANAGED DISTRIBUTIONS
The Fund’s distribution policy allocates a set 4% per annum of the Fund’s net asset value to shareholders, payable on a monthly basis. As of the period ended December 31, 2025, approximately 100% of the Fund’s distributions were considered net investment income and the remaining approximate 0% of the distributions were considered return of capital.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/solutions/defender-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Defender Fund	PAGE 2	TSR-AR-56167N233

Kensington Dynamic Allocation Fund
Class A | KAGAX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Kensington Dynamic Allocation Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/. You can also request this information by contacting us at 866-303-8623.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$189	1.59%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2025, the Dynamic Allocation Fund delivered its strongest yearly return since the funds inception in 2020. This achievement was possible by proactively managing a year marked by both significant rallies and sudden shifts in trade policy. Our disciplined risk framework allowed us to move to a defensive, Risk-Off posture during the sharp market selloff in early spring, successfully preserving capital before reentering the market just in time for the subsequent recovery.
The middle of the year saw markets advance as inflation eased and artificial intelligence themes drove concentrated growth in large-cap stocks. The Fund remained fully engaged during this period, blending growth and core equity investments to capture the broad upward momentum. While a late-year pullback in growth stocks resulted in a modestly negative December, the Fund’s ability to stay Risk-On for 35 consecutive weeks underscored our commitment to participating in market gains while maintaining the flexibility to navigate short-term volatility.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Kensington Dynamic Allocation Fund	PAGE 1	TSR-AR-56167N290

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/23/2020)
Class A (without sales charge)	37.20	11.72	11.56
Class A (with sales charge)	30.67	10.65	10.52
S&P 500 TR	17.88	14.42	15.72
Visit https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,274,562,211
Number of Holdings	19
Net Advisory Fee	$12,267,540
Portfolio Turnover	222%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
Exchange Traded Funds	90.4%
Cash & Other	9.6%

Top 10 Issuers	(%)
Invesco QQQ Trust Series 1	16.7%
Vanguard S&P 500 ETF	11.9%
Vanguard Mega Cap Growth ETF	8.5%
Vanguard Growth ETF	8.5%
iShares Russell 1000 Growth ETF	8.3%
PGIM Ultra Short Bond ETF	6.2%
Janus Henderson Short Duration Income ETF	5.8%
VanEck IG Floating Rate ETF	5.2%
JPMorgan Ultra-Short Income ETF	4.6%
iShares Floating Rate Bond ETF	4.3%
Effective April 30, 2025, the Fund’s name changed from Kensington Dynamic Growth Fund to Kensington Dynamic Allocation Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Dynamic Allocation Fund	PAGE 2	TSR-AR-56167N290

Kensington Dynamic Allocation Fund
Class C | KAGCX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Kensington Dynamic Allocation Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/. You can also request this information by contacting us at 866-303-8623.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$276	2.34%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2025, the Dynamic Allocation Fund delivered its strongest yearly return since the funds inception in 2020. This achievement was possible by proactively managing a year marked by both significant rallies and sudden shifts in trade policy. Our disciplined risk framework allowed us to move to a defensive, Risk-Off posture during the sharp market selloff in early spring, successfully preserving capital before reentering the market just in time for the subsequent recovery.
The middle of the year saw markets advance as inflation eased and artificial intelligence themes drove concentrated growth in large-cap stocks. The Fund remained fully engaged during this period, blending growth and core equity investments to capture the broad upward momentum. While a late-year pullback in growth stocks resulted in a modestly negative December, the Fund’s ability to stay Risk-On for 35 consecutive weeks underscored our commitment to participating in market gains while maintaining the flexibility to navigate short-term volatility.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Kensington Dynamic Allocation Fund	PAGE 1	TSR-AR-56167N282

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/23/2020)
Class C (without sales charge)	36.11	10.87	10.75
Class C (with sales charge)	35.11	10.87	10.75
S&P 500 TR	17.88	14.42	15.72
Visit https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,274,562,211
Number of Holdings	19
Net Advisory Fee	$12,267,540
Portfolio Turnover	222%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
Exchange Traded Funds	90.4%
Cash & Other	9.6%

Top 10 Issuers	(%)
Invesco QQQ Trust Series 1	16.7%
Vanguard S&P 500 ETF	11.9%
Vanguard Mega Cap Growth ETF	8.5%
Vanguard Growth ETF	8.5%
iShares Russell 1000 Growth ETF	8.3%
PGIM Ultra Short Bond ETF	6.2%
Janus Henderson Short Duration Income ETF	5.8%
VanEck IG Floating Rate ETF	5.2%
JPMorgan Ultra-Short Income ETF	4.6%
iShares Floating Rate Bond ETF	4.3%
Effective April 30, 2025, the Fund’s name changed from Kensington Dynamic Growth Fund to Kensington Dynamic Allocation Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Dynamic Allocation Fund	PAGE 2	TSR-AR-56167N282

Kensington Dynamic Allocation Fund
Institutional Class | KAGIX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Kensington Dynamic Allocation Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/. You can also request this information by contacting us at 866-303-8623.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$159	1.34%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2025, the Dynamic Allocation Fund delivered its strongest yearly return since the funds inception in 2020. This achievement was possible by proactively managing a year marked by both significant rallies and sudden shifts in trade policy. Our disciplined risk framework allowed us to move to a defensive, Risk-Off posture during the sharp market selloff in early spring, successfully preserving capital before reentering the market just in time for the subsequent recovery.
The middle of the year saw markets advance as inflation eased and artificial intelligence themes drove concentrated growth in large-cap stocks. The Fund remained fully engaged during this period, blending growth and core equity investments to capture the broad upward momentum. While a late-year pullback in growth stocks resulted in a modestly negative December, the Fund’s ability to stay Risk-On for 35 consecutive weeks underscored our commitment to participating in market gains while maintaining the flexibility to navigate short-term volatility.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $25,000 chart reflects a hypothetical $25,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $25,000)
Kensington Dynamic Allocation Fund	PAGE 1	TSR-AR-56167N274

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/23/2020)
Institutional Class (without sales charge)	37.59	12.00	11.85
S&P 500 TR	17.88	14.42	15.72
Visit https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,274,562,211
Number of Holdings	19
Net Advisory Fee	$12,267,540
Portfolio Turnover	222%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
Exchange Traded Funds	90.4%
Cash & Other	9.6%

Top 10 Issuers	(%)
Invesco QQQ Trust Series 1	16.7%
Vanguard S&P 500 ETF	11.9%
Vanguard Mega Cap Growth ETF	8.5%
Vanguard Growth ETF	8.5%
iShares Russell 1000 Growth ETF	8.3%
PGIM Ultra Short Bond ETF	6.2%
Janus Henderson Short Duration Income ETF	5.8%
VanEck IG Floating Rate ETF	5.2%
JPMorgan Ultra-Short Income ETF	4.6%
iShares Floating Rate Bond ETF	4.3%
Effective April 30, 2025, the Fund’s name changed from Kensington Dynamic Growth Fund to Kensington Dynamic Allocation Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Dynamic Allocation Fund	PAGE 2	TSR-AR-56167N274

Kensington Hedged Premium Income ETF
KHPI (Principal Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Kensington Hedged Premium Income ETF for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/etfs-khpi/. You can also request this information by contacting us at 866-303-8623.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kensington Hedged Premium Income ETF	$100	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Hedged Premium Income ETF concluded 2025 with positive results, delivering favorably to traditional income-oriented asset classes like high yield, aggregate bonds, and REITs. While the ETF’s defensive options structure is designed to trade some upside potential for protection—resulting in lower returns than the S&P 500 during a strong market year—its focus on downside mitigation proved highly effective for investors.
The value of this protective approach was evident during the market drawdown from February to April. While the S&P 500 Index declined, the ETF’s decline was limited, allowing for a much faster recovery during the subsequent rally. By combining quarterly downside buffers with long call positions to capture upside participation, the ETF’s successfully balanced consistent income generation with capital preservation throughout the year’s volatility.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Kensington Hedged Premium Income ETF	PAGE 1	TSR-AR-56167N183

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/04/2024)
Kensington Hedged Premium Income ETF NAV	11.30	11.58
S&P 500 TR	17.88	19.19
Visit https://www.kensingtonassetmanagement.com/solutions/etfs-khpi/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$263,930,444
Number of Holdings	5
Net Advisory Fee	$1,459,263
Portfolio Turnover	9%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
Exchange Traded Funds	100.1%
Purchased Options	1.2%
Written Options	-1.4%
Cash & Other	0.1%

Top 10 Issuers	(%)
Vanguard S&P 500 ETF	100.1%
S&P 500 Index Options	-0.1%
MANAGED DISTRIBUTIONS
The Fund’s distribution policy allocates a set 9% per annum of the Fund’s net asset value to shareholders, payable on a monthly basis. As of the year ended December 31, 2025, approximately 5% of the Fund’s distributions were considered net investment income and the remaining approximate 95% of the distributions were considered return of capital.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/solutions/etfs-khpi/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Hedged Premium Income ETF	PAGE 2	TSR-AR-56167N183

Kensington Managed Income Fund
Class A | KAMAX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Kensington Managed Income Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/managed-income-fund/. You can also request this information by contacting us at 866-303-8623.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$164	1.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2025, the Managed Income Fund achieved a positive return for the year by successfully navigating a year of evolving economic growth and shifting monetary policy. The Fund maintained a consistent Risk-On posture, particularly during the first half of the year when resilient economic data supported higher-yielding credit. As the market faced mid-year volatility driven by trade and labor uncertainties, our selective approach allowed us to benefit from the broad recovery in fixed income that followed easing inflation pressures.
The final months of the year were defined by a clear shift toward lower interest rates, with the Federal Reserve delivering two 25-basis-point cuts to end the year at a 3.50%–3.75% target range. To capitalize on this environment, Managed Income remained fully Risk-On for eight consecutive months through year-end. By focusing on US high yield and multisector fixed income, the Fund emphasized income-generating assets with lower sensitivity to interest rate changes, which outperformed long-duration Treasuries and drove our performance for the year.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Kensington Managed Income Fund	PAGE 1	TSR-AR-56167N332

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/28/2019)
Class A (without sales charge)	5.02	1.43	2.71
Class A (with sales charge)	0.06	0.44	1.95
Bloomberg US Aggregate Bond Index	7.30	-0.36	1.49
ICE BofA US High Yield Total Return Index	8.50	4.50	5.22
Visit https://www.kensingtonassetmanagement.com/solutions/managed-income-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$714,635,032
Number of Holdings	19
Net Advisory Fee	$9,744,434
Portfolio Turnover	129%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
Open-End Funds	55.7%
Exchange Traded Funds	44.3%

Top 10 Issuers	(%)
American High-Income Trust	21.6%
iShares Broad USD High Yield Corporate Bond ETF	11.3%
State Street SPDR Portfolio High Yield Bond ETF	10.8%
Manning & Napier High Yield Bond Series	9.2%
Fidelity Capital & Income Fund	7.6%
BlackRock High Yield Portfolio	7.2%
Xtrackers USD High Yield Corporate Bond ETF	6.8%
VanEck Fallen Angel High Yield Bond ETF	5.7%
PIMCO Multisector Bond Active ETF	5.5%
Victory Pioneer Strategic Income Fund	3.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/solutions/managed-income-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Managed Income Fund	PAGE 2	TSR-AR-56167N332

Kensington Managed Income Fund
Class C | KAMCX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Kensington Managed Income Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/managed-income-fund/. You can also request this information by contacting us at 866-303-8623.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$240	2.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2025, the Managed Income Fund achieved a positive return for the year by successfully navigating a year of evolving economic growth and shifting monetary policy. The Fund maintained a consistent Risk-On posture, particularly during the first half of the year when resilient economic data supported higher-yielding credit. As the market faced mid-year volatility driven by trade and labor uncertainties, our selective approach allowed us to benefit from the broad recovery in fixed income that followed easing inflation pressures.
The final months of the year were defined by a clear shift toward lower interest rates, with the Federal Reserve delivering two 25-basis-point cuts to end the year at a 3.50%–3.75% target range. To capitalize on this environment, Managed Income remained fully Risk-On for eight consecutive months through year-end. By focusing on US high yield and multisector fixed income, the Fund emphasized income-generating assets with lower sensitivity to interest rate changes, which outperformed long-duration Treasuries and drove our performance for the year.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Kensington Managed Income Fund	PAGE 1	TSR-AR-56167N316

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/27/2019)
Class C (without sales charge)	4.24	0.67	1.77
Class C (with sales charge)	3.24	0.67	1.77
Bloomberg US Aggregate Bond Index	7.30	-0.36	0.80
ICE BofA US High Yield Total Return Index	8.50	4.50	5.04
Visit https://www.kensingtonassetmanagement.com/solutions/managed-income-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$714,635,032
Number of Holdings	19
Net Advisory Fee	$9,744,434
Portfolio Turnover	129%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
Open-End Funds	55.7%
Exchange Traded Funds	44.3%

Top 10 Issuers	(%)
American High-Income Trust	21.6%
iShares Broad USD High Yield Corporate Bond ETF	11.3%
State Street SPDR Portfolio High Yield Bond ETF	10.8%
Manning & Napier High Yield Bond Series	9.2%
Fidelity Capital & Income Fund	7.6%
BlackRock High Yield Portfolio	7.2%
Xtrackers USD High Yield Corporate Bond ETF	6.8%
VanEck Fallen Angel High Yield Bond ETF	5.7%
PIMCO Multisector Bond Active ETF	5.5%
Victory Pioneer Strategic Income Fund	3.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/solutions/managed-income-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Managed Income Fund	PAGE 2	TSR-AR-56167N316

Kensington Managed Income Fund
Institutional Class | KAMIX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Kensington Managed Income Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/managed-income-fund/. You can also request this information by contacting us at 866-303-8623.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$139	1.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2025, the Managed Income Fund achieved a positive return for the year by successfully navigating a year of evolving economic growth and shifting monetary policy. The Fund maintained a consistent Risk-On posture, particularly during the first half of the year when resilient economic data supported higher-yielding credit. As the market faced mid-year volatility driven by trade and labor uncertainties, our selective approach allowed us to benefit from the broad recovery in fixed income that followed easing inflation pressures.
The final months of the year were defined by a clear shift toward lower interest rates, with the Federal Reserve delivering two 25-basis-point cuts to end the year at a 3.50%–3.75% target range. To capitalize on this environment, Managed Income remained fully Risk-On for eight consecutive months through year-end. By focusing on US high yield and multisector fixed income, the Fund emphasized income-generating assets with lower sensitivity to interest rate changes, which outperformed long-duration Treasuries and drove our performance for the year.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $25,000 chart reflects a hypothetical $25,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $25,000)
Kensington Managed Income Fund	PAGE 1	TSR-AR-56167N324

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/28/2019)
Institutional Class (without sales charge)	5.29	1.68	2.97
Bloomberg US Aggregate Bond Index	7.30	-0.36	1.49
ICE BofA US High Yield Total Return Index	8.50	4.50	5.22
Visit https://www.kensingtonassetmanagement.com/solutions/managed-income-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$714,635,032
Number of Holdings	19
Net Advisory Fee	$9,744,434
Portfolio Turnover	129%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
Open-End Funds	55.7%
Exchange Traded Funds	44.3%

Top 10 Issuers	(%)
American High-Income Trust	21.6%
iShares Broad USD High Yield Corporate Bond ETF	11.3%
State Street SPDR Portfolio High Yield Bond ETF	10.8%
Manning & Napier High Yield Bond Series	9.2%
Fidelity Capital & Income Fund	7.6%
BlackRock High Yield Portfolio	7.2%
Xtrackers USD High Yield Corporate Bond ETF	6.8%
VanEck Fallen Angel High Yield Bond ETF	5.7%
PIMCO Multisector Bond Active ETF	5.5%
Victory Pioneer Strategic Income Fund	3.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/solutions/managed-income-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Managed Income Fund	PAGE 2	TSR-AR-56167N324

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other Services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2025	FYE 12/31/2024
(a) Audit Fees	$110,750	$90,500
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$25,000	$21,500
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2025	FYE 12/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2025	FYE 12/31/2024
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

(a) This item applies to the Registrant’s exchange-traded funds only. The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee, consisting of the entire Board, are as follows: David M. Swanson, Robert J. Kern and David A. Massart.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Kensington Funds
Kensington Active Advantage Fund
Kensington Credit Opportunities ETF
Kensington Defender Fund
Kensington Dynamic Allocation Fund
Kensington Hedged Premium Income ETF
Kensington Managed Income Fund
Core Financial Statements
December 31, 2025

KENSINGTON ACTIVE ADVANTAGE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
EXCHANGE TRADED FUNDS - 71.8%
BNY Mellon Global Infrastructure Income ETF(a)	64,716	$2,610,643
Invesco QQQ Trust Series 1	10,715	6,582,332
iShares 5-10 Year Investment Grade Corporate Bond ETF(a)	52,464	2,826,760
iShares Broad USD High Yield Corporate Bond ETF	97,031	3,628,474
iShares Core High Dividend ETF(a)	22,450	2,730,145
iShares J.P. Morgan EM High Yield Bond ETF(a)	53,432	2,157,050
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	16,462	1,584,961
Janus Henderson AAA CLO ETF(a)	77,852	3,937,754
John Hancock High Yield ETF(a)	25,076	647,713
JPMorgan Ultra-Short Income ETF	11,560	584,820
State Street SPDR Portfolio S&P 500 Value ETF(a)	41,880	2,379,203
Vanguard S&P 500 ETF	8,450	5,299,249
Vanguard Total Stock Market ETF(a)	20,285	6,800,952
TOTAL EXCHANGE TRADED FUNDS (Cost $38,800,217)		41,770,056
OPEN-END FUNDS - 24.9%
Manning & Napier High Yield Bond Series - Class Z	814,618	7,918,087
Victory Pioneer Strategic Income Fund - Class K	662,589	6,539,755
TOTAL OPEN-END FUNDS (Cost $14,319,532)		14,457,842
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 36.3%
Mount Vernon Liquid Assets Portfolio, LLC, 3.86%(b)	21,124,858	21,124,858
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $21,124,858)		21,124,858
TOTAL INVESTMENTS - 133.0% (Cost $74,244,607)		$77,352,756
Money Market Deposit Account - 1.2%(c)		695,088
Liabilities in Excess of Other Assets - (34.2)%		(19,878,920)
TOTAL NET ASSETS - 100.0%		$58,168,924

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
(a)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $20,591,636.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.45%.

The accompanying notes are an integral part of these financial statements.

1

KENSINGTON ACTIVE ADVANTAGE FUND
SCHEDULE OF FUTURES CONTRACTS
December 31, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Nasdaq 100 Index	12	03/20/2026	$6,109,620	$21,667
Net Unrealized Appreciation (Depreciation)				$21,667

The accompanying notes are an integral part of these financial statements.

2

KENSINGTON CREDIT OPPORTUNITIES ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
EXCHANGE TRADED FUNDS - 100.0%
iShares Broad USD High Yield Corporate Bond ETF(a)	1,471,987	$55,044,954
iShares Broad USD Investment Grade Corporate Bond ETF	122,243	6,328,520
Janus Henderson AAA CLO ETF	79,092	4,000,473
Vanguard Short-Term Corporate Bond ETF	98,568	7,858,827
Vanguard Short-Term Treasury ETF	82,884	4,867,777
TOTAL EXCHANGE TRADED FUNDS (Cost $78,135,106)		78,100,551
TOTAL INVESTMENTS - 100.0% (Cost $78,135,106)		$78,100,551
Money Market Deposit Account - 0.3%(b)		215,697
Liabilities in Excess of Other Assets - (0.3)%		(240,963)
TOTAL NET ASSETS - 100.0%		$78,075,285

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.45%.

The accompanying notes are an integral part of these financial statements.

3

KENSINGTON DEFENDER FUND
(CONSOLIDATED) SCHEDULE OF INVESTMENTS
December 31, 2025

		Shares	Value
EXCHANGE TRADED FUNDS - 85.9%
abrdn Physical Gold Shares ETF(a)(h)		278,002	$11,420,322
Franklin FTSE Japan ETF(b)		313,581	10,802,865
Invesco QQQ Trust Series 1(j)		17,198	10,564,903
SPDR Portfolio Emerging Markets ETF(b)		237,569	11,120,605
State Street SPDR Portfolio S&P 600 Small Cap ETF		245,342	11,496,726
Vanguard S&P 500 ETF		21,589	13,539,110
TOTAL EXCHANGE TRADED FUNDS (Cost $64,686,900)			68,944,531
PRIVATE FUNDS - 9.9%
Galaxy Plus Fund SPC - Cane Kensington Opportunity Offshore Feeder Fund (546) Segregated Portfolio(a)(h)(i)		8,216	7,965,484
TOTAL PRIVATE FUNDS (Cost $8,096,822)			7,965,484
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.8%(a)
Put Options - 0.8%
S&P 500 Index(c)(d)(e)
Expiration: 01/09/2026; Exercise Price: $6,650.00	$19,285,000	29	17,690
Expiration: 01/12/2026; Exercise Price: $6,640.00	19,256,000	29	19,749
Expiration: 01/13/2026; Exercise Price: $6,630.00	19,227,000	29	24,940
Expiration: 01/14/2026; Exercise Price: $6,625.00	18,550,000	28	28,840
Expiration: 03/20/2026; Exercise Price: $6,500.00	2,600,000	4	29,520
Expiration: 04/17/2026; Exercise Price: $6,500.00	2,600,000	4	40,360
Expiration: 05/15/2026; Exercise Price: $6,500.00	2,600,000	4	50,900
Expiration: 06/18/2026; Exercise Price: $6,500.00	2,600,000	4	62,700
Expiration: 07/17/2026; Exercise Price: $6,500.00	2,600,000	4	71,620
Expiration: 08/21/2026; Exercise Price: $6,500.00	2,600,000	4	82,480
Expiration: 09/18/2026; Exercise Price: $6,500.00	2,600,000	4	90,200
Expiration: 10/16/2026; Exercise Price: $6,500.00	2,600,000	4	97,460
TOTAL PURCHASED OPTIONS (Cost $756,879)			616,459

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.2%
Mount Vernon Liquid Assets Portfolio, LLC, 3.86%(f)	1,804,124	$1,804,124
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,804,124)		1,804,124
TOTAL INVESTMENTS - 98.8% (Cost $75,344,725)		$79,330,598
Money Market Deposit Account - 3.4%(g)		2,761,369
Liabilities in Excess of Other Assets - (2.2)%		(1,836,176)
TOTAL NET ASSETS - 100.0%		$80,255,791

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $1,751,130.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See (Consolidated) Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.45%.

(h)	Security is held via the Kensington Defender Offshore Fund.
(i)
Galaxy Plus Fund SPC - Cane Kensington Opportunity Offshore Feeder Fund (546) Segregated Portfolio’s (“Galaxy”) investment objective is to generate diversified investment returns that are uncorrelated with the equity and debt markets by committing its assets to the investment discretion of a select group of experienced sub-managers that pursue various alternative investment strategies. Specifically, Galaxy accesses the sub-manager through an affiliated platform called Galaxy Plus Fund SPC (the “Platform”), which is a series fund for which each series invests in a separate master fund that is managed by a different sub-manager. The Platform identifies sub-managers that, in its judgment, are capable of generating attractive investment returns whose correlation to the U.S. equity and fixed-income markets is minimal. In implementing their strategies, the sub-managers selected by the platforms will have the discretion to invest and trade in a broad variety of securities and other financial instruments (including derivatives). Galaxy has no unfunded commitments or redemption lock-up period, as the investment offers generally daily redemptions. However, the managers of Galaxy may temporarily suspend redemptions in certain limited circumstances.

(j)	All or a portion of this security is designated as collateral for options contracts. As of December 31, 2025, the fair value of collateral was $2,887,257.
The accompanying notes are an integral part of these financial statements.

4

KENSINGTON DEFENDER FUND
(CONSOLIDATED) SCHEDULE OF WRITTEN OPTIONS
December 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.6)%
Put Options - (0.6)%
S&P 500 Index(a)(b)(c)
Expiration: 01/09/2026; Exercise Price: $6,850.00	$(19,865,000)	(29)	$(130,500)
Expiration: 01/12/2026; Exercise Price: $6,840.00	(19,836,000)	(29)	(124,410)
Expiration: 01/13/2026; Exercise Price: $6,830.00	(19,807,000)	(29)	(128,615)
Expiration: 01/14/2026; Exercise Price: $6,825.00	(19,110,000)	(28)	(119,728)
TOTAL WRITTEN OPTIONS (Premiums received $464,512)			$(503,253)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with purchase options contracts. See (Consolidated) Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

5

KENSINGTON DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
EXCHANGE TRADED FUNDS - 90.4%
AB Ultra Short Income ETF(a)	516,924	$26,094,324
BNY Mellon Ultra Short Income ETF	138,713	6,900,292
Capital Group Ultra Short Income ETF	184,915	4,679,274
Goldman Sachs Ultra Short Bond ETF(a)	708,974	35,781,918
Invesco QQQ Trust Series 1	347,330	213,368,292
iShares Floating Rate Bond ETF(a)	1,089,966	55,435,671
iShares Russell 1000 Growth ETF(a)	224,830	106,412,039
Janus Henderson Short Duration Income ETF(a)	1,505,699	73,990,049
JPMorgan Ultra-Short Income ETF(a)	1,150,439	58,200,709
Nuveen Ultra Short Income ETF	100,700	2,540,158
PGIM Ultra Short Bond ETF	1,588,148	78,756,259
VanEck IG Floating Rate ETF	2,589,451	65,979,211
Vanguard Growth ETF	220,810	107,724,367
Vanguard Mega Cap Growth ETF	261,800	108,063,186
Vanguard S&P 500 ETF	242,610	152,148,009
Vanguard Ultra Short Bond ETF(a)	1,105,568	55,101,509
TOTAL EXCHANGE TRADED FUNDS (Cost $998,063,311)		1,151,175,267
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.8%
Mount Vernon Liquid Assets Portfolio, LLC, 3.86%(b)	48,945,500	48,945,500
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $48,945,500)		48,945,500
TOTAL INVESTMENTS - 94.2% (Cost $1,047,008,811)		$1,200,120,767
Money Market Deposit Account - 4.5%(c)		57,795,788
Other Assets in Excess of Liabilities - 1.3%		16,645,656
TOTAL NET ASSETS - 100.0%		$1,274,562,211

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
(a)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $47,835,041.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.45%.

The accompanying notes are an integral part of these financial statements.

6

KENSINGTON DYNAMIC ALLOCATION FUND
SCHEDULE OF FUTURES CONTRACTS
December 31, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Apreciation (Depreciation)
Nasdaq 100 Index	487	03/20/2026	$247,948,745	$(66,630)
S&P 500 Index	973	03/20/2026	335,320,125	348,517
Net Unrealized Appreciation (Depreciation)				$281,887

The accompanying notes are an integral part of these financial statements.

7

KENSINGTON HEDGED PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

		Shares	Value
EXCHANGE TRADED FUNDS - 100.1%
Vanguard S&P 500 ETF(a)(g)		421,499	$264,334,668
TOTAL EXCHANGE TRADED FUNDS (Cost $239,817,550)			264,334,668
	Notional Amount	Contracts
PURCHASED OPTIONS - 1.2%(b)
Call Options - 0.1%
S&P 500 Index, Expiration: 01/16/2026; Exercise Price: $7,039.54(c)(d)(e)	$264,236,300	386	219,885
Put Options - 1.1%
S&P 500 Index, Expiration: 03/20/2026; Exercise Price: $6,492.78(c)(d)(e)	250,621,308	386	2,887,589
TOTAL PURCHASED OPTIONS (Cost $4,012,741)			3,107,474
TOTAL INVESTMENTS - 101.3% (Cost $243,830,291)			$267,442,142
Money Market Deposit Account - 0.8%(f)			2,233,134
Liabilities in Excess of Other Assets - (2.1)%			(5,744,832)
TOTAL NET ASSETS - 100.0%			$263,930,444

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Non-income producing security.
(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.45%.

(g)	All or a portion of this security is designated as collateral for options contracts. As of December 31, 2025, the fair value of collateral was $92,523,625.
The accompanying notes are an integral part of these financial statements.

8

KENSINGTON HEDGED PREMIUM INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
December 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.4)%
Call Options - (1.2)%
S&P 500 Index, Expiration: 01/16/2026; Exercise Price: $6,834.50(a)(b)(c)	$(264,236,300)	(386)	$(3,088,031)
Put Options - (0.2)%
S&P 500 Index, Expiration: 03/20/2026; Exercise Price: $5,467.60(a)(b)(c)	(211,049,360)	(386)	(544,071)
TOTAL WRITTEN OPTIONS (Premiums received $4,579,769)			$(3,632,102)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with purchased options contracts. See Schedule of Investments for further information.
The accompanying notes are an integral part of these financial statements.

9

KENSINGTON MANAGED INCOME FUND
Schedule of Investments
December 31, 2025

	Shares	Value
OPEN-END FUNDS - 55.7%
American High-Income Trust - Class F-3	15,527,950	$154,037,267
BlackRock High Yield Portfolio - Class K	7,112,376	51,422,475
Fidelity Capital & Income Fund	5,020,080	54,518,072
Manning & Napier High Yield Bond Series - Class Z	6,727,841	65,394,619
MML Barings High Yield Fund - Class I	3,072,715	25,073,358
Nuveen Strategic Income Fund - Class R6	397,614	3,992,048
Transamerica High Yield Bond - Class I	2,109,410	17,402,635
Victory Pioneer Strategic Income Fund - Class K	2,615,063	25,810,669
TOTAL OPEN-END FUNDS (Cost $384,511,883)		397,651,143
EXCHANGE TRADED FUNDS - 44.3%
BondBloxx CCC-Rated USD High Yield Corporate Bond ETF(a)	30,214	1,148,887
iShares Broad USD High Yield Corporate Bond ETF	2,164,550	80,943,347
Janus Henderson Securitized Income ETF	355,124	18,487,756
John Hancock High Yield ETF(b)	150,000	3,874,500
Nuveen Securitized Income ETF	50,000	1,258,500
PIMCO Multisector Bond Active ETF(a)	1,475,964	39,378,720
Simplify High Yield ETF(a)	211,734	4,715,316
State Street SPDR Portfolio High Yield Bond ETF(a)	3,261,605	77,202,190
VanEck Fallen Angel High Yield Bond ETF	1,394,430	40,947,437
Xtrackers USD High Yield Corporate Bond ETF	1,322,962	48,724,691
TOTAL EXCHANGE TRADED FUNDS (Cost $310,689,123)		316,681,344

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.8%
Mount Vernon Liquid Assets Portfolio, LLC, 3.86%(c)	27,505,075	$27,505,075
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $27,505,075)		27,505,075
TOTAL INVESTMENTS - 103.8% (Cost $722,706,081)		$741,837,562
Money Market Deposit Account - 0.0%(d)		38,294
Liabilities in Excess of Other Assets - (3.8)%		(27,240,824)
TOTAL NET ASSETS - 100.0%		$714,635,032

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
(a)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $26,841,875.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.45%.

The accompanying notes are an integral part of these financial statements.

10

Kensington Funds
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025

	Kensington Active Advantage Fund	Kensington Credit Opportunities ETF	(Consolidated) Kensington Defender Fund	Kensington Dynamic Allocation Fund	Kensington Hedged Premium Income ETF
ASSETS:
Investments, at value	$77,352,756	$78,100,551	$79,330,598	$1,200,120,767	$267,442,142
Deposit at broker for futures contracts	845,494	—	—	63,400,207	—
Cash - interest bearing deposit account	695,088	215,697	2,761,369	57,795,788	2,233,134
Receivable for fund shares sold	451,237	—	7,640	4,151,074	1,537,470
Dividends receivable	45,519	—	3,730	850,866	—
Security lending income receivable	13,246	—	328	24,174	124
Interest receivable	4,897	391	6,994	192,504	9,874
Receivable for investments sold	—	4,998,120	464,512	—	55,084
Deposit at broker for option contracts	—	—	265,367	—	63,148
Prepaid expenses and other assets	12,659	—	3,018	64,970	—
Total assets	79,420,896	83,314,759	82,843,556	1,326,600,350	271,340,976
LIABILITIES:
Written option, at value	—	—	503,253	—	3,632,102
Payable upon return of securities loaned (See Note 10)	21,124,858	—	1,804,124	48,945,500	—
Payable to Adviser	51,327	18,216	62,479	1,352,607	202,295
Payable for transfer agent fees and expenses	11,382	—	6,395	61,937	—
Payable for capital shares redeemed	8,996	5,004,820	63,329	1,184,631	—
Payable for fund administration and accounting fees	8,690	—	11,247	132,110	—
Interest payable	2,312	—	—	—	—
Payable for custodian fees	2,263	—	2,376	29,428	—
Payable for compliance fees	2,065	—	2,059	2,059	—
Payable for distribution and shareholder servicing fees	106	—	—	32,840	—
Distributions payable	—	216,438	—	—	1,988,352
Payable for investments purchased	—	—	88,486	246,318	1,587,783
Payable for expenses and other liabilities	39,973	—	44,017	50,709	—
Total liabilities	21,251,972	5,239,474	2,587,765	52,038,139	7,410,532
NET ASSETS	$ 58,168,924	$78,075,285	$80,255,791	$1,274,562,211	$263,930,444
Net Assets Consists of:
Paid-in capital	$55,695,486	$78,110,367	$73,535,941	$1,128,900,241	$248,706,278
Total distributable earnings/(accumulated losses)	2,473,438	(35,082)	6,719,850	145,661,970	15,224,166
Total net assets	$58,168,924	$78,075,285	$80,255,791	$1,274,562,211	$263,930,444
Net assets	$—	$78,075,285	$—	$—	$263,930,444
Shares issued and outstanding(a)	—	3,120,000	—	—	10,300,000
Net asset value per share	$—	$25.02	$—	$—	$25.62

The accompanying notes are an integral part of these financial statements.

11

Kensington Funds
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025(Continued)

	Kensington Active Advantage Fund	Kensington Credit Opportunities ETF	(Consolidated) Kensington Defender Fund	Kensington Dynamic Allocation Fund	Kensington Hedged Premium Income ETF
Class A
Net assets	$—	$—	$—	$26,961,287	$—
Shares issued and outstanding(a)	—	—	—	1,993,319	—
Net asset value per share	$—	$—	$—	$13.53	$—
Max offering price per share (net asset value per share dividend by 0.9525)(1)	$—	$—	$—	$14.20	$—
Class C
Net assets	$—	$—	$—	$9,006,958	$—
Shares issued and outstanding(a)	—	—	—	683,709	—
Net asset value per share	$—	$—	$—	$13.17	$—
Institutional Class
Net assets	$58,168,924	$—	$80,255,791	$1,238,593,966	$—
Shares issued and outstanding(a)	5,297,761	—	7,463,062	90,681,253	—
Net asset value per share	$10.98	$—	$10.75	$13.66	$—
Cost:
Investments, at cost	$74,244,607	$78,135,106	$75,344,725	$1,047,008,811	$243,830,291
Proceeds:
Written options premium received	$—	$—	$464,512	$—	$4,579,769
Loaned Securities:
at value (included in investments)	$20,591,636	$—	$1,751,130	$47,835,041	$—

(a)	Unlimited shares authorized.
(1)	Reflects a maximum sales charge of 4.75% and 4.75%.
The accompanying notes are an integral part of these financial statements.

12

Kensington Funds
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025(Continued)

Kensington Managed Income Fund
ASSETS:
Investments in unaffiliated securities, at value	$737,963,062
Investments in affiliated securities, at value	3,874,500
Receivable for investments sold	3,032,552
Dividends receivable	1,976,119
Receivable for fund shares sold	1,595,732
Cash - interest bearing deposit account	38,294
Security lending income receivable	7,864
Interest receivable	5,937
Prepaid expenses and other assets	31,816
Total assets	748,525,876
LIABILITIES:
Payable upon return of securities loaned (See Note 10)	27,505,075
Loans payable (See Note 11)	4,240,000
Payable for capital shares redeemed	1,111,244
Payable to Adviser	788,988
Payable for fund administration and accounting fees	78,736
Payable for transfer agent fees and expenses	53,998
Payable for distribution and shareholder servicing fees	26,407
Payable for custodian fees	23,931
Payable for compliance fees	2,063
Payable for expenses and other liabilities	60,402
Total liabilities	33,890,844
NET ASSETS	$ 714,635,032
Net Assets Consists of:
Paid-in capital	$808,016,743
Total accumulated losses	(93,381,711)
Total net assets	$ 714,635,032
Class A
Net assets	$14,651,277
Shares issued and outstanding(a)	1,516,738
Net asset value per share	$9.66
Max offering price per share (net asset value per share dividend by 0.9525)(2)	$10.14
Class C
Net assets	$4,622,155
Shares issued and outstanding(a)	483,404
Net asset value per share	$9.56

The accompanying notes are an integral part of these financial statements.

13

Kensington Funds
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025(Continued)

Kensington Managed Income Fund
Institutional Class
Net assets	$695,361,600
Shares issued and outstanding(a)	71,840,505
Net asset value per share	$9.68
Cost:
Investments in unaffiliated securities, at cost	$718,759,056
Investments in affiliated securities, at cost	$3,947,025
Loaned Securities:
at value (included in investments)	$26,841,875

(a)	Unlimited shares authorized.
(2)	Reflects a maximum sales charge of 4.75%.
The accompanying notes are an integral part of these financial statements.

14

Kensington Funds
Statements of Operations
For the Period Ended December 31, 2025

	Kensington Active Advantage Fund	Kensington Credit Opportunities ETF(a)	(Consolidated) Kensington Defender Fund	Kensington Dynamic Allocation Fund	Kensington Hedged Premium Income ETF
INVESTMENT INCOME:
Dividend income	$1,530,240	$234,008	$1,634,093	$12,912,753	$2,119,645
Interest income	128,178	391	386,120	11,737,461	6,112
Securities lending income	41,116	—	48,764	176,002	124
Total investment income	1,699,534	234,399	2,068,977	24,826,216	2,125,881
EXPENSES:
Investment advisory fee (See Note 5)	506,237	18,216	892,520	12,267,766	1,459,263
Transfer agent fees	52,894	—	23,888	237,650	—
Federal and state registration fees	52,133	—	33,390	112,788	—
Fund administration and accounting fees (See Note 5)	32,913	—	42,525	386,735	—
Audit fees	21,555	—	31,313	22,553	—
Trustees’ fees	20,158	—	21,530	22,518	—
Reports to shareholders	14,569	—	8,464	12,428	—
Legal fees	13,231	—	48,345	10,123	—
Compliance fees	8,249	—	8,240	8,244	—
Interest expense (See Note 11)	6,493	—	—	—	2,527
Custodian fees (See Note 5)	5,927	—	6,986	78,435	—
Distribution expenses - Class A (See Note 6)	421	—	—	67,323	—
Distribution expenses - Class C (See Note 6)	266	—	—	82,921	—
Excise tax expense	536	—	—	—	—
Other expenses and fees	6,354	—	4,884	16,103	—
Total expenses	741,936	18,216	1,122,085	13,325,587	1,461,790
Fee Recoupment	—	—	9,989	14,579	—
Expense reimbursement by Adviser	(187,482)	—	(68,190)	(14,805)	—
Net expenses	554,454	18,216	1,063,884	13,325,361	1,461,790
Net investment income	1,145,080	216,183	1,005,093	11,500,855	664,091
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	313,237	(527)	3,149,512	40,071,313	(3,497,942)
In-kind redemptions	—	15,513	—	—	2,721,744
Written options expired or closed	—	—	2,286,436	—	(5,589,184)
Futures contracts	23,835	—	—	73,987,865	—
Distributions received from other investment companies	5,124	—	—	105	—
Net realized gain (loss)	342,196	14,986	5,435,948	114,059,283	(6,365,382)
Net change in unrealized appreciation (depreciation) on:
Investments	2,504,357	(34,555)	2,632,704	166,025,160	23,229,373
Written options	—	—	121,942	—	425,699
Future contracts	21,667	—	—	281,887	—
Net change in unrealized appreciation (depreciation)	2,526,024	(34,555)	2,754,646	166,307,047	23,655,072
Net realized and unrealized gain (loss)	2,868,220	(19,569)	8,190,594	280,366,330	17,289,690
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,013,300	$196,614	$9,195,687	$291,867,185	$17,953,781

(a)	Inception date of the Fund was December 16, 2025.
The accompanying notes are an integral part of these financial statements.

15

Kensington Funds
Statements of Operations
For the Period Ended December 31, 2025(Continued)

Kensington Managed Income Fund
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$49,754,534
Dividend income from affiliated securities	108,697
Interest income	1,993,512
Interest income from affiliated securities	4,201
Securities lending income	488,945
Total investment income	52,349,889
EXPENSES:
Investment advisory fee (See Note 5)	9,746,599
Fund administration and accounting fees (See Note 5)	313,981
Transfer agent fees	238,088
Distribution expenses - Class C (See Note 6)	63,499
Distribution expenses - Class A (See Note 6)	50,285
Custodian fees	72,315
Federal and state registration fees	69,648
Trustees’ fees	22,566
Audit fees	19,308
Reports to shareholders	11,246
Legal fees	10,901
Interest Expense (See Note 11)	8,540
Compliance fees	8,246
Other expenses and fees	15,592
Total expenses	10,650,814
Fee Recoupment	97,571
Expense reimbursement by Adviser	(99,736)
Net expenses	10,648,649
NET INVESTMENT INCOME	41,701,240
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(18,255,932)
Distributions received from other investment companies	28,421
Net realized gain (loss)	(18,227,511)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	15,662,669
Investments in affiliated securities	(72,525)
Net change in unrealized appreciation (depreciation)	15,590,144
Net realized and unrealized gain (loss)	(2,637,367)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,063,873

The accompanying notes are an integral part of these financial statements.

16

Kensington Funds
Statements of Changes in Net Assets

	Kensington Active Advantage Fund(b)		Kensington Credit Opportunities ETF
	Year Ended December 31,		Period Ended December 31, 2025(a)
	2025	2024
OPERATIONS:
Net investment income (loss)	$1,145,080	$487,639	$216,183
Net realized gain (loss)	342,196	524,016	14,986
Net change in unrealized appreciation (depreciation)	2,526,024	(75,420)	(34,555)
Net increase (decrease) in net assets from operations	4,013,300	936,235	196,614
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	—	(216,183)
From earnings - Class A	(2,875)	(6,867)	—
From earnings - Class C	(323)	(413)	—
From earnings - Institutional Class	(1,165,573)	(459,538)	—
From return of capital	(3,700)	—	(255)
Total distributions to shareholders	(1,172,471)	(466,818)	(216,438)
CAPITAL TRANSACTIONS:
Shares sold	—	—	83,099,929
Shares redeemed	—	—	(5,004,820)
Shares sold - Class A	3,275	5,484	—
Shares issued from reinvestment of distributions - Class A	2,127	4,611	—
Shares redeemed - Class A	(268,007)	(264,075)	—
Shares sold - Class C	1,186	—	—
Shares issued from reinvestment of distributions - Class C	299	402	—
Shares redeemed - Class C	(31,369)	(484,539)	—
Shares sold - Institutional Class	58,999,594	29,094,486	—
Shares issued from reinvestment of distributions - Institutional Class	1,102,533	434,674	—
Shares redeemed - Institutional Class	(38,522,139)	(5,904,345)	—
Net increase (decrease) in net assets from capital transactions	21,287,499	22,886,698	78,095,109
NET INCREASE (DECREASE) IN NET ASSETS	24,128,328	23,356,115	78,075,285
NET ASSETS:
Beginning of the period	34,040,596	10,684,481	—
End of the period	$58,168,924	$34,040,596	$78,075,285
SHARES TRANSACTIONS
Shares sold	—	—	3,320,000
Shares redeemed	—	—	(200,000)
Shares sold - Class A	331	551	—
Shares issued from reinvestment of distributions - Class A	205	460	—
Shares redeemed - Class A	(25,572)	(26,597)	—
Shares sold - Class C	117	—	—
Shares issued from reinvestment of distributions - Class C	29	40	—
Shares redeemed - Class C	(2,921)	(49,642)	—
Shares sold - Institutional Class	5,481,542	2,886,308	—
Shares issued from reinvestment of distributions - Institutional Class	102,517	43,208	—
Shares redeemed - Institutional Class	(3,640,152)	(589,221)	—
Total increase (decrease) in shares outstanding	1,916,096	2,265,107	3,120,000

(a)	Inception date of the Fund was December 16, 2025.
(b)	On November 21, 2025, the Active Advantage Fund’s Class A & Class C shares were converted into Institutional Class Shares on a pro rata basis.
The accompanying notes are an integral part of these financial statements.

17

Kensington Funds
Statements of Changes in Net Assets(Continued)

	(Consolidated) Kensington Defender Fund		Kensington Dynamic Allocation Fund
	Year Ended December 31,		Year Ended December 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$1,005,093	$681,945	$11,500,855	$11,686,627
Net realized gain (loss)	5,435,948	2,414,088	114,059,283	96,751,173
Net change in unrealized appreciation (depreciation)	2,754,646	212,169	166,307,047	(120,075,531)
Net increase (decrease) in net assets from operations	9,195,687	3,308,202	291,867,185	(11,637,731)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	—	—	(2,432,802)	(1,901,187)
From earnings - Class C	—	—	(785,831)	(604,428)
From earnings - Institutional Class	(3,866,924)	(3,956,841)	(111,575,102)	(64,367,387)
From return of capital - Institutional Class	—	(31,582)	—	—
Total distributions to shareholders	(3,866,924)	(3,988,423)	(114,793,735)	(66,873,002)
CAPITAL TRANSACTIONS:
Shares sold - Class A	—	—	10,368,198	13,633,934
Shares issued from reinvestment of distributions - Class A	—	—	2,364,761	1,865,038
Shares redeemed - Class A	—	—	(17,313,752)	(24,419,256)
Shares sold - Class C	—	—	991,895	1,704,181
Shares issued from reinvestment of distributions - Class C	—	—	648,560	488,769
Shares redeemed - Class C	—	—	(2,770,860)	(9,631,306)
Shares sold - Institutional Class	34,942,755	43,378,194	524,176,169	554,877,997
Shares issued from reinvestment of distributions - Institutional Class	3,488,839	3,890,152	103,482,091	58,677,676
Shares redeemed - Institutional Class	(26,850,386)	(27,973,187)	(402,222,019)	(837,881,772)
Net increase (decrease) in net assets from capital transactions	11,581,208	19,295,159	219,725,043	(240,684,739)
NET INCREASE (DECREASE) IN NET ASSETS	16,909,971	18,614,938	396,798,493	(319,195,472)
NET ASSETS:
Beginning of the year	63,345,820	44,730,882	877,763,718	1,196,959,190
End of the year	$80,255,791	$63,345,820	$1,274,562,211	$877,763,718
SHARES TRANSACTIONS
Shares sold - Class A	—	—	783,780	1,146,232
Shares issued from reinvestment of distributions - Class A	—	—	175,021	168,845
Shares redeemed - Class A	—	—	(1,352,360)	(2,097,582)
Shares sold - Class C	—	—	71,896	144,752
Shares issued from reinvestment of distributions - Class C	—	—	49,040	45,211
Shares redeemed - Class C	—	—	(234,337)	(841,597)
Shares sold - Institutional Class	3,408,581	4,196,270	38,356,405	46,379,774
Shares issued from reinvestment of distributions - Institutional Class	333,054	380,273	7,565,203	5,255,272
Shares redeemed - Institutional Class	(2,606,913)	(2,689,564)	(32,522,511)	(72,403,534)
Total increase (decrease) in shares outstanding	1,134,722	1,886,979	12,892,137	(22,202,627)

The accompanying notes are an integral part of these financial statements.

18

Kensington Funds
Statements of Changes in Net Assets(Continued)

	Kensington Hedged Premium Income ETF		Kensington Managed Income Fund
	Year Ended December 31, 2025	Period Ended December 31, 2024(a)	Year Ended December 31,
			2025	2024
OPERATIONS:
Net investment income (loss)	$664,091	$130,783	$41,701,240	$47,424,579
Net realized gain (loss)	(6,365,382)	(165,280)	(18,227,511)	14,236,010
Net change in unrealized appreciation (depreciation)	23,655,072	904,446	15,590,144	(23,829,979)
Net increase (decrease) in net assets from operations	17,953,781	869,949	39,063,873	37,830,610
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(664,091)	(198,825)	—	—
From return of capital	(13,947,667)	(991,248)	—	—
From earnings - Class A	—	—	(955,077)	(1,328,461)
From earnings - Class C	—	—	(258,223)	(383,852)
From earnings - Institutional Class	—	—	(40,110,874)	(46,482,850)
Total distributions to shareholders	(14,611,758)	(1,190,073)	(41,324,174)	(48,195,163)
CAPITAL TRANSACTIONS:
Shares sold	216,475,606	72,332,675	—	—
Shares redeemed	(24,929,616)	(2,970,120)	—	—
Shares sold - Class A	—	—	3,983,984	11,940,675
Shares issued from reinvestment of distributions - Class A	—	—	918,508	1,263,346
Shares redeemed - Class A	—	—	(16,024,463)	(15,184,255)
Shares sold - Class C	—	—	63,267	607,008
Shares issued from reinvestment of distributions - Class C	—	—	214,070	357,460
Shares redeemed - Class C	—	—	(3,505,054)	(2,910,836)
Shares sold - Institutional Class	—	—	271,973,536	429,015,350
Shares issued from reinvestment of distributions - Institutional Class	—	—	24,361,516	31,067,015
Shares redeemed - Institutional Class	—	—	(421,327,560)	(402,829,174)
Net increase (decrease) in net assets from capital transactions	191,545,990	69,362,555	(139,342,196)	53,326,589
NET INCREASE (DECREASE) IN NET ASSETS	194,888,013	69,042,431	(141,602,497)	42,962,036
NET ASSETS:
Beginning of the period	69,042,431	—	856,237,529	813,275,493
End of the period	$ 263,930,444	$69,042,431	$714,635,032	$856,237,529
SHARES TRANSACTIONS
Shares sold	8,550,000	2,860,000	—	—
Shares redeemed	(990,000)	(120,000)	—	—
Shares sold - Class A	—	—	412,060	1,217,606
Shares issued from reinvestment of distributions - Class A	—	—	95,137	129,324
Shares redeemed - Class A	—	—	(1,651,408)	(1,544,174)
Shares sold - Class C	—	—	6,606	62,475
Shares issued from reinvestment of distributions - Class C	—	—	22,405	36,961
Shares redeemed - Class C	—	—	(365,742)	(299,446)
Shares sold - Institutional Class	—	—	27,996,619	43,596,658
Shares issued from reinvestment of distributions - Institutional Class	—	—	2,517,619	3,173,337
Shares redeemed - Institutional Class	—	—	(43,401,816)	(40,882,558)
Total increase (decrease) in shares outstanding	7,560,000	2,740,000	(14,368,520)	5,490,183

(a)	Inception date of the Fund was September 4, 2024.
The accompanying notes are an integral part of these financial statements.

19

KENSINGTON ACTIVE ADVANTAGE FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended December 31,			Period Ended December 31, 2022(a)
	2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of year	$10.07	$9.57	$9.23	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.30	0.31	0.22	0.04
Net realized and unrealized gain (loss) on investments(c)	0.90	0.44	0.33	(0.77)
Total from investment operations	1.20	0.75	0.55	(0.73)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.29)	(0.25)	(0.21)	(0.04)
Return of Capital	—(h)	—	—	—
Total distributions	(0.29)	(0.25)	(0.21)	(0.04)
Net asset value, end of year	$10.98	$10.07	$9.57	$9.23
Total return(f)	12.01%	7.82%	6.12%	−7.26%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of year (in thousands)	$58,169	$33,761	$9,703	$21,315
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.83%	2.42%	2.60%	3.64%
After expense reimbursement/recoupment	1.37%	1.35%	1.36%	1.35%
Ratio interest expense to average net assets(g)	0.02%	—%	—%	—%
Ratio of tax expenses to average net assets	0.00%(e)	—%	—%	—%
Ratio of operational expenses to average net assets excluding interest expense	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets	2.83%	3.07%	2.12%	1.46%
Portfolio turnover rate(f)	168%	177%	944%	1,515%

(a)	Inception date of the Fund was March 23, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	Amount represents less than 0.005%.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)	Amount per share rounds to $0.00.
The accompanying notes are an integral part of these financial statements.

20

KENSINGTON CREDIT OPPORTUNITIES ETF
FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.10
Net realized and unrealized gain (loss) on investments(c)	(0.01)
Total from investment operations	0.09
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)
Return of capital(h)	(0.00)
Total distributions	(0.07)
Net asset value, end of period	$25.02
Total return(d)	0.36%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$78,075
Ratio of expenses to average net assets(f)	0.85%
Ratio of net investment income (loss) to average net assets(f)(i)	10.09%
Portfolio turnover rate(d)(g)	1%

(a)	Inception date of the Fund was December 16, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Amount per share rounds to $0.00.
(i)
The ratio of net investment income to average net assets appears inflated due to the annualized nature of the income received during the 16 days of operation prior to the December 31, 2025 fiscal year end. This ratio will be lower when the Fund has had a full fiscal year of operation.

The accompanying notes are an integral part of these financial statements.

21

KENSINGTON DEFENDER FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended December 31,		Period Ended December 31, 2023(a)
	2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$10.01	$10.07	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.15	0.12	0.11
Net realized and unrealized gain (loss) on investments(c)	1.14	0.47	0.07
Total from investment operations	1.29	0.59	0.18
LESS DISTRIBUTIONS FROM:
Net investment income	(0.42)	(0.44)	(0.11)
Net realized gains	(0.13)	(0.21)	—
Return of Capital	—	—(g)	—
Total distributions	(0.55)	(0.65)	(0.11)
Net asset value, end of period	$10.75	$10.01	$10.07
Total return(d)	13.17%	5.86%	1.80%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$80,256	$63,346	$44,731
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	1.57%	1.60%	2.22%
After expense reimbursement/recoupment(f)	1.49%	1.49%	1.49%
Ratio of net investment income (loss) to average net assets(f)	1.41%	1.10%	3.78%
Portfolio turnover rate(d)	260%	353%	182%

(a)	Inception date of the Fund was May 31, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Amount per share rounds to $0.00.
The accompanying notes are an integral part of these financial statements.

22

KENSINGTON DYNAMIC ALLOCATION FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$10.82	$11.58	$10.15	$11.26	$10.10
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.12	0.09	0.14	(0.04)	(0.13)
Net realized and unrealized gain (loss) on investments(b)	3.90	(0.05)	1.40	(0.97)	2.20
Total from investment operations	4.02	0.04	1.54	(1.01)	2.07
LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)	(0.13)	(0.11)	—	—
Net realized gains	(1.20)	(0.67)	—	(0.10)	(0.91)
Total distributions	(1.31)	(0.80)	(0.11)	(0.10)	(0.91)
Net asset value, end of year	$13.53	$10.82	$11.58	$10.15	$11.26
Total return(d)	37.20%	0.33%	15.29%	−8.96%	20.48%
SUPPLEMENTAL DATA AND RATIOS:(c)
Net assets, end of year (in thousands)	$26,961	$25,822	$36,708	$28,582	$20,413
Ratio of expenses to average net assets:(e)
Before expense reimbursement/recoupment	1.59%	1.61%	1.62%	1.64%	1.70%
After expense reimbursement/recoupment	1.59%	1.61%	1.63%	1.62%	1.72%
Ratio of net investment income (loss) to average net assets	0.94%	0.74%	1.24%	(0.26)%	(1.06)%
Portfolio turnover rate	222%	553%	1,100%	1,127%	786%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(d)	Total return does not reflect sales charges.
(e)	On June 24, 2022, the Adviser lowered the limit of annual operating expenses from 2.04% to 1.63%.
The accompanying notes are an integral part of these financial statements.

23

KENSINGTON DYNAMIC ALLOCATION FUND
FINANCIAL HIGHLIGHTS
CLASS C

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$10.58	$11.38	$10.00	$11.18	$10.11
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02	—	0.01	(0.10)	(0.21)
Net realized and unrealized gain (loss) on investments(b)	3.80	(0.05)	1.43	(0.98)	2.19
Total from investment operations	3.82	(0.05)	1.44	(1.08)	1.98
LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)	(0.08)	(0.06)	—	—
Net realized gains	(1.20)	(0.67)	—	(0.10)	(0.91)
Total distributions	(1.23)	(0.75)	(0.06)	(0.10)	(0.91)
Net asset value, end of year	$13.17	$10.58	$11.38	$10.00	$11.18
Total return(d)	36.11%	0.47%	14.49%	−9.65%	19.57%
SUPPLEMENTAL DATA AND RATIOS:(c)
Net assets, end of year (in thousands)	$9,007	$8,433	$16,482	$21,018	$11,279
Ratio of expenses to average net assets:(e)
Before expense reimbursement/recoupment	2.34%	2.35%	2.37%	2.39%	2.44%
After expense reimbursement/recoupment	2.34%	2.35%	2.38%	2.37%	2.47%
Ratio of net investment income (loss) to average net assets	0.19%	—%	0.50%	(1.01)%	(1.77)%
Portfolio turnover rate	222%	553%	1,100%	1,127%	786%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(d)	Total return does not reflect sales charges.
(e)	On June 24, 2022, the Adviser lowered the limit of annual operating expenses from 2.64% to 2.38%.
The accompanying notes are an integral part of these financial statements.

24

KENSINGTON DYNAMIC ALLOCATION FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$10.91	$11.67	$10.22	$11.30	$10.11
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.16	0.12	0.16	—(e)	(0.09)
Net realized and unrealized gain (loss) on investments(b)	3.93	(0.06)	1.42	0.98	2.19
Total from investment operations	4.09	0.06	1.58	(0.98)	2.10
LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.15)	(0.13)	—	—
Net realized gains	(1.20)	(0.67)	—	(0.10)	(0.91)
Total distributions	(1.34)	(0.82)	(0.13)	(0.10)	(0.91)
Net asset value, end of year	$13.66	$10.91	$11.67	$10.22	$11.30
Total return	37.59%	0.47%	15.59%	−8.67%	20.76%
SUPPLEMENTAL DATA AND RATIOS:(c)
Net assets, end of year (in thousands)	$1,238,594	$843,509	$1,143,770	$885,688	$339,324
Ratio of expenses to average net assets:(d)
Before expense reimbursement/ recoupment	1.34%	1.36%	1.37%	1.39%	1.45%
After expense reimbursement/ recoupment	1.34%	1.36%	1.38%	1.37%	1.47%
Ratio of net investment income (loss) to average net assets	1.19%	0.99%	1.49%	(0.01)%	(0.73)%
Portfolio turnover rate	222%	553%	1,100%	1,127%	786%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(d)	On June 24, 2022, the Adviser lowered the limit of annual operating expenses from 1.64% to 1.38%.
(e)	Amount per share rounds to $0.00.
The accompanying notes are an integral part of these financial statements.

25

KENSINGTON HEDGED PREMIUM INCOME ETF
FINANCIAL HIGHLIGHTS

	Year Ended December 31, 2025	Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.20	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.11	0.36
Net realized and unrealized gain (loss) on investments(c)	2.59	0.60
Total from investment operations	2.70	0.96
LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	(0.10)
Net realized gains	—	(0.03)
Return of capital	(2.18)	(0.63)
Total distributions	(2.28)	(0.76)
Net asset value, end of period	$25.62	$25.20
Total return(d)	11.30%	3.87%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$263,930	$69,042
Ratio of expenses to average net assets(f)	0.95%	0.95%
Ratio of interest expense to average net assets(f)	0.00%(g)	—%
Ratio of net investment income (loss) to average net assets(f)	0.43%	1.38%
Portfolio turnover rate(d)(h)	9%	7%

(a)	Inception date of the Fund was September 4, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

26

KENSINGTON MANAGED INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$9.69	$9.81	$9.84	$10.56	$10.78
INVESTMENT OPERATIONS:
Net investment income(a)	0.49	0.53	0.49	0.05	0.25
Net realized and unrealized gain (loss) on investments(b)	(0.01)	(0.13)	(0.14)	(0.72)	(0.13)
Total from investment operations	0.48	0.40	0.35	(0.67)	0.12
LESS DISTRIBUTIONS FROM:
Net investment income	(0.51)	(0.52)	(0.38)	(0.05)	(0.24)
Net realized gains	—	—	—	—	(0.10)
Total distributions	(0.51)	(0.52)	(0.38)	(0.05)	(0.34)
Net asset value, end of year	$9.66	$9.69	$9.81	$9.84	$10.56
Total return(e)	5.02%	4.12%	3.67%	−6.31%	1.05%
SUPPLEMENTAL DATA AND RATIOS:(c)
Net assets, end of year (in thousands)	$14,651	$25,780	$28,050	$71,700	$61,130
Ratio of expenses to average net assets:(f)
Before expense reimbursement/ recoupment	1.60%	1.62%	1.62%	1.63%	1.66%
After expense reimbursement/ recoupment	1.60%	1.60%	1.60%	1.61%	1.66%
Ratio of interest expense to average net assets	0.00%(d)	—%	—%	0.01%	—%
Ratio of operational expenses to average net assets excluding interest expense	1.60%	1.60%	1.60%	1.61%	1.66%
Ratio of net investment income (loss) to average net assets	5.02%	5.20%	3.83%	0.54%	2.31%
Portfolio turnover rate	129%	134%	600%	1,244%	220%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(d)	Amount represents less than 0.005%.
(e)	Total return does not reflect sales charges.
(f)	On June 24, 2022, the Adviser lowered the limit of annual operating expenses from 2.05% to 1.60%.
The accompanying notes are an integral part of these financial statements.

27

KENSINGTON MANAGED INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS C

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$9.59	$9.72	$9.75	$10.52	$10.74
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.41	0.44	0.30	(0.03)	0.17
Net realized and unrealized gain (loss) on investments(b)	(0.01)	(0.13)	(0.02)	(0.71)	(0.13)
Total from investment operations	0.40	0.31	0.28	(0.74)	0.04
LESS DISTRIBUTIONS FROM:
Net investment income	(0.43)	(0.44)	(0.31)	(0.03)	(0.16)
Net realized gains	—	—	—	—	(0.10)
Total distributions	(0.43)	(0.44)	(0.31)	(0.03)	(0.26)
Net asset value, end of year	$9.56	$9.59	$9.72	$9.75	$10.52
Total return	4.24%	3.26%	2.92%	−7.00%	0.35%
SUPPLEMENTAL DATA AND RATIOS:(c)
Net assets, end of year (in thousands)	$4,622	$7,865	$9,914	$15,245	$16,727
Ratio of expenses to average net assets:(e)
Before expense reimbursement/ recoupment	2.35%	2.37%	2.37%	2.38%	2.41%
After expense reimbursement/ recoupment	2.35%	2.35%	2.35%	2.36%	2.41%
Ratio of interest expense to average net assets	0.00%(d)	—%	—%	0.01%	—%
Ratio of operational expenses to average net assets excluding interest expense	2.35%	2.35%	2.35%	2.36%	2.41%
Ratio of net investment income (loss) to average net assets	4.29%	4.45%	3.07%	(0.21)%	1.59%
Portfolio turnover rate	129%	134%	600%	1,244%	220%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(d)	Amount represents less than 0.005%.
(e)	Total return does not reflect sales charges.
(f)	On June 24, 2022, the Adviser lowered the limit of annual operating expenses from 2.99% to 2.35%.
The accompanying notes are an integral part of these financial statements.

28

KENSINGTON MANAGED INCOME FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$9.71	$9.83	$9.86	$10.58	$10.80
INVESTMENT OPERATIONS:
Net investment income(a)	0.52	0.53	0.42	0.07	0.28
Net realized and unrealized gain (loss) on investments(b)	(0.02)	(0.11)	(0.04)	(0.72)	(0.13)
Total from investment operations	0.50	0.42	0.38	(0.65)	0.15
LESS DISTRIBUTIONS FROM:
Net investment income	(0.53)	(0.54)	(0.41)	(0.07)	(0.27)
Net realized gains	—	—	—	—	(0.10)
Total distributions	(0.53)	(0.54)	(0.41)	(0.07)	(0.37)
Net asset value, end of year	$9.68	$9.71	$9.83	$9.86	$10.58
Total return	5.29%	4.38%	3.97%	−6.11%	1.29%
SUPPLEMENTAL DATA AND RATIOS:(c)
Net assets, end of year (in thousands)	$695,362	$822,592	$775,312	$895,811	$721,445
Ratio of expenses to average net assets:(e)
Before expense reimbursement/ recoupment	1.35%	1.37%	1.37%	1.38%	1.41%
After expense reimbursement/ recoupment	1.35%	1.35%	1.35%	1.36%	1.41%
Ratio of interest expense to average net assets	0.00%(d)	—%	—%	0.01%	—%
Ratio of operational expenses to average net assets excluding interest expense	1.35%	1.35%	1.35%	1.36%	1.41%
Ratio of net investment income (loss) to average net assets	5.37%	5.44%	4.07%	0.79%	2.54%
Portfolio turnover rate	129%	134%	600%	1,244%	220%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(d)	Amount represents less than 0.005%.
(e)	On June 24, 2022, the Adviser lowered the limit of annual operating expenses from 1.45% to 1.35%.
The accompanying notes are an integral part of these financial statements.

29

KENSINGTON FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025
1. ORGANIZATION
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Kensington Active Advantage Fund (“Active Advantage Fund”), the Kensington Credit Opportunities ETF (Credit Opportunities ETF), the Kensington Defender Fund (“Defender Fund”), the Kensington Dynamic Allocation Fund (“Dynamic Allocation Fund”), the Kensington Hedged Premium Income ETF (“Hedged Premium Income ETF”), and the Kensington Managed Income Fund (“Managed Income Fund”) (or collectively, “the Funds”) are each a non-diversified series with their own investment objectives and policies within the Trust. The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications (“ASC”) 946, Financial Services Investment Companies.
The investment objective of the Active Advantage Fund is total return. The Active Advantage Fund seeks to achieve its objective by utilizing a proprietary trend-following process which seeks to benefit from longer-term trends in equity and fixed income markets. The Active Advantage Fund commenced operations on March 23, 2022. Effective October 17, 2025, the Fund ceased offering its Class A and Class C shares. The remaining Class A & Class C shares were converted to Institutional Class shares at the close business on November 21, 2025 and the Class A and Class C were subsequently discontinued.
The investment objective of the Credit Opportunities ETF is income and capital appreciation. The Fund invests, under normal circumstances, at least 80% of its assets (including the amount of borrowings for investment purposes) in (1) U.S. and non-U.S. fixed income securities; and (2) exchange-traded funds and derivatives instruments that provide long and short exposure to U.S. and non-U.S. fixed income securities. The Fund focuses on lower-quality, higher-yielding securities across a wide range of investable asset classes using both long and short exposures. The Credit Opportunities ETF commenced operations on December 16, 2025.
The investment objective of the Defender Fund is capital preservation and total return, which consists of capital appreciation and income. The Defender Fund seeks to achieve its objective by utilizing varying investment strategies, including (i) Liquid Strategies, LLC’s (the “Sub-Adviser”) Defender Model, (ii) an options overlay strategy to generate income, and (iii) a total return swap strategy intended to provide exposures with reduced correlation to the other strategies. The Defender Fund commenced operations on May 31, 2023.
The investment objective of the Dynamic Allocation Fund is capital gains. The Dynamic Allocation Fund seeks to achieve its objective by investing the Fund’s assets to gain exposure to (i) domestic equity securities or (ii) cash, cash equivalents, and U.S. Treasury securities based on a proprietary “Dynamic Growth Model” that looks at trends in the U.S. equity market. The Dynamic Allocation Fund commenced operations on October 23, 2020. On June 24, 2022, the Kensington Dynamic Allocation Fund, a series of Advisors Preferred Trust (the “Acquired Fund”), reorganized into the Dynamic Allocation Fund, a series of the Trust. All shares of the Acquired Fund were exchanged for shares of the Dynamic Allocation Fund on a pro rata basis immediately after the closing date. This qualified as a tax-free reorganization under Section 368(a)(1)(C) of the Internal Revenue Code.
The investment objective of the Hedged Premium Income ETF is to seek current income with the potential for capital appreciation. The Hedged Premium Income ETF seeks to achieve its investment objective by gaining exposure to the S&P 500® Index (the “S&P 500®”) while simultaneously implementing a monthly call options strategy to generate income and a quarterly put options strategy to protect against large declines in the S&P 500®. The Fund typically gains its exposure to the S&P 500® by investing in a cost-effective ETF that tracks the S&P 500®, but may also utilize index futures contracts. The Hedged Premium Income ETF commenced operations on September 4, 2024. Costs incurred by the Hedged Premium Income ETF in connection with the organization, registration, and the initial public offering of shares were paid by Kensington Asset Management LLC (the “Adviser”). These costs are not eligible for recoupment by the Adviser.
The investment objective of the Managed Income Fund is total return, which consists of income and capital appreciation. The Managed Income Fund seeks to achieve its objective by investing the Fund’s assets to gain exposure to (i) higher-yielding, fixed income securities, or to (ii) cash, cash equivalents, and U.S. Treasury securities, based on a proprietary “Managed Income Model” that looks at trends and patterns in the high-yield fixed income market. The

30

KENSINGTON FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
Managed Income Fund commenced operations on May 28, 2019. On June 24, 2022, the Kensington Managed Income Fund, a series of Advisors Preferred Trust (the “Acquired Fund”), reorganized into the Managed Income Fund, a series of the Trust. All shares of the Acquired Fund were exchanged for shares of the Managed Income Fund on a pro rata basis immediately after the closing date. This qualified as a tax-free reorganization under Section 368(a)(1)(C) of the Internal Revenue Code.
Shares of the Hedged Premium Income ETF and Credit Opportunities ETF are listed and traded on the Cboe BZX Exchange Inc. (the “Cboe”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe, with cash included to balance to the Creation Unit total. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participation Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Managed Income and Dynamic Allocation Funds offer three classes of shares: the Institutional Class, the A Class and the C Class. The Active Advantage Fund and Defender Fund offer one class of shares, the Institutional Class. Institutional Class shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts. Prior to November 21, 2025, the Active Advantage Fund offered A Class and C Class shares. On November 21, 2025, the Active Advantage Fund liquidated and closed its A Class and C Class positions. A Class shares may be subject to a front-end sales charge of up to 4.75%. C Class shares may be subject to a deferred sales charge of up to 1.00%. The Active Advantage, Managed Income and Dynamic Allocation Funds have adopted a Distribution Plan pursuant to Rule 12b-1 in the A Class and C Class. The Plan permits each Fund to pay for distribution and related expenses at an annual rate of 0.25% of the A Class and 1.00% of the C Class. The Active Advantage Fund discontinued its Distribution Plan effective November 21, 2025.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Securities Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – The Funds intend to meet the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of December 31, 2025, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2025, the Active Advantage Fund incurred $535 in excise tax expense. During the year ended December 31, 2025, the Credit Opportunities ETF, Defender Fund, Dynamic Allocation Fund, Hedged Premium ETF, and Managed Income Fund did not incur any interest or penalties. The Dynamic Allocation and Managed Income Fund are subject to examination by U.S. taxing authorities for the tax years ended December 31, 2022 through 2025. The Active Advantage Fund, Credit Opportunities ETF, Defender Fund and Hedged Premium Income ETF are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

31

KENSINGTON FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
For tax purposes, the Kensington Defender Offshore Fund (the “Offshore Fund”) is an exempted Cayman Islands investment company. The Offshore Fund has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Offshore Fund is a controlled foreign corporation (“CFC”) and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, the net income and capital gain of the CFC, to the extent of its earnings and profits, will be included each year in the Defender Fund’s investment company taxable income.
Securities Transactions, Income and Distributions – Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on a specific identified cost basis. Interest income is recognized on an accrual basis, including amortization of premiums and accretion of discounts. Dividend income and distributions are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Distributions received from the Funds’ investments generally are comprised of ordinary income and return of capital. The Funds allocate distributions between investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on information provided by each portfolio company and other industry sources. These estimates may subsequently be revised based on actual allocations received from the portfolio companies after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds.
The Funds will make distributions of net investment income, if any, quarterly and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the year ended December 31, 2025, Fund’s made the following reclassifications:

Fund	Distributable Earnings/ (Accumulated Losses)	Paid-In Capital
Active Advantage Fund	$4,236	$(4,236)
Credit Opportunities ETF	(15,258)	15,528
Defender Fund	650,074	(650,074)
Dynamic Allocation Fund	(12,682,050)	12,682,050
Hedged Premium Income ETF	11,310,084	(11,310,084)

The reclassifications were primarily attributed to the reclassifications due to redemptions in kind, use of equalization, return of capital distributions, book vs tax differences in recognizing income from controlled foreign corporation, and non-deductible excise taxes paid.
The Managed Income Fund had no reclassifications.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% and 1.00% of average daily net assets of A Class shares and

32

KENSINGTON FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
C Class shares, respectively. Trust expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.
Futures Contracts and Option Contracts – The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange risk in the normal course of pursuing their investment objectives. The Funds use futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or securities, an initial margin deposit in an amount equal to a certain percentage of the contract amount. In addition, the Fund segregates liquid securities when purchasing or selling futures contracts to comply with Trust policies. Subsequent payments (variation margin) are made or received by the Funds each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The use of futures contracts, and options on futures contracts, involves the risk of imperfect correlation in movements in the price of futures contracts and options thereon, interest rates and the underlying hedged assets.
The Funds may use purchased option contracts and written option contracts to hedge against the changes in the value of equities or to meet their investment objectives. The Funds may write put and call options only if they (i) own an offsetting position in the underlying security or (ii) maintain cash or other liquid assets in an amount equal to or greater than its obligation under the option.
When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently adjusted to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As the writer of an option, the Funds have no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bear the market risk of an unfavorable change in the price of the security underlying the written option.
The Funds may purchase call and put options. When the Funds purchase a call or put option, an amount equal to the premium paid is included in the Statements of Assets and Liabilities as an investment and is subsequently adjusted to reflect the fair value of the option. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If the Funds exercise a call option, the cost of the security acquired is increased by the premium paid for the call. If the Funds exercise a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. Written and purchased options expose the Funds to minimal counterparty risk since they are exchange traded and the exchange’s clearinghouse guarantees the options against default. Please refer to Note 4 for more information on derivatives.
Indemnifications – Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnification to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred and may not occur. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Cash and Cash Equivalents – Cash and cash equivalents include short-term, liquid investments with an original maturity of three months or less and include money market fund accounts. These balances may exceed FDIC insured limits.

33

KENSINGTON FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
Organizational and Offering Costs – All organization and offering costs for the Funds were covered by the Adviser and not subject to recoupment.
Temporary Investments – To respond to adverse market, economic, political, or other conditions, a Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. A Fund may be invested in these instruments for extended periods, depending on the Adviser’s assessment of market conditions. These short-term debt securities and money market instruments may include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While a Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ advisory and operational fees.
Fund of Funds – The Funds invest in other registered investment companies (the “Underlying Funds”) and, as a result, the Funds indirectly pay a portion of the operating expenses, including management fees, of the Underlying Funds. These expenses are accrued by the Underlying Funds before their share prices are calculated and are reflected as Acquired Fund Fees and Expenses (“AFFE”) in the Funds’ prospectus fee tables. Actual indirect expenses vary depending on how a Funds’ assets are allocated among the Underlying Funds.
Consolidation of Subsidiary – The Defender Fund may invest up to 25% of its total assets in Kensington Defender Offshore Fund(the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by Kensington Defender Fund. The financial statements of the Kensington Defender Fund include the operations of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. The Kensington Defender Fund had 23.3% of its total assets invested in the Subsidiary as of December 31, 2025.
New Accounting Pronouncements – Management has evaluated the impact of adopting ASU 2023-07, Segment
Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. The Funds operate as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the President, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for the year were determined to not be significant.
3. SECURITIES VALUATION
The Funds have adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical assets or liabilities.
Level 2 –
Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. To the extent the options are valued at the mean of the bid and ask prices, the options are categorized in Level 2 of the fair value hierarchy.

Level 3 –	Significant unobservable inputs for the asset or liability, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.

34

KENSINGTON FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
Certain investments such as investments purchased with proceeds from securities lending and private funds are measured based upon NAV as a practical expedient to determine fair value and are not required to be categorized in the fair value hierarchy.
Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. Each Fund’s investments are carried at fair value.
Common Stock – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily on the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Exchange-Traded Funds – Exchange-traded funds (“ETFs”) are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an ETF does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Registered Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Short-Term Investments – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. These securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.
Derivative Instruments – Listed derivatives, including options, rights, swaps, warrants and futures that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. To the extent the options are valued at the mean of the bid and ask prices, the options are categorized in Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

35

KENSINGTON FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
The following table is a summary of the inputs used to value each Fund’s securities by level within the fair value hierarchy as of December 31, 2025:
Active Advantage Fund

	Uncategorized	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$—	$41,770,056	$—	$—	$41,770,056
Open End Funds	—	14,457,842	—	—	14,457,842
Investments Purchased with Proceeds from Securities Lending	21,124,858	—	—	—	21,124,858
Total Investments	$21,124,858	$56,227,898	$—	$—	$77,352,756

As of December 31, 2025, the Fund’s investments in other financial instruments* were classified as follows:

Long Futures Contracts	$—	$21,667	$—	$—	$21,667
Total Other Financial Instruments	$—	$21,667	$—	$—	$21,667

Credit Opportunities ETF

	Uncategorized	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$—	$78,100,551	$—	$—	$78,100,551
	$—	$78,100,551	$—	$—	$78,100,551

Defender Fund

	Uncategorized	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$—	$68,944,531	$—	$—	$68,944,531
Private Funds	7,965,484	—	—	—	7,965,484
Put Options Purchased	—	91,219	525,240	—	616,459
Investments Purchased with Proceeds from Securities Lending	1,804,124	—	—	—	1,804,124
Total Investments	$9,769,608	$69,035,750	$525,240	$—	$79,330,598

As of December 31, 2025, the Fund’s investments in other financial instruments* were classified as follows:

Put Options Written	$—	$(503,253)	$—	$—	$(503,253)
Total Other Financial Instruments	$—	$(503,253)	$—	$—	$(503,253)

36

KENSINGTON FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
Dynamic Allocation Fund

	Uncategorized	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$—	$1,151,175,267	$—	$—	$1,151,175,267
Investments Purchased with Proceeds from Securities Lending	48,945,500	—	—	—	48,945,500
Total Investments	$48,945,500	$1,151,175,267	$—	$—	$1,200,120,767

As of December 31, 2025, the Fund’s investments in other financial instruments* were classified as follows:

Long Futures Contracts	$—	$281,887	$—	$—	$281,887
Total Other Financial Instruments	$—	$281,887	$—	$—	$281,887

Hedged Premium Income ETF

	Uncategorized	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$—	$264,334,668	$—	$—	$264,334,668
Call Options Purchased	—	—	219,885	—	219,885
Put Options Purchased	—	—	2,887,589	—	2,887,589
Total Investments	$—	$264,334,668	$3,107,474	$—	$267,442,142

As of December 31, 2025, the Fund’s investments in other financial instruments* were classified as follows:

Call Options Written	$—	$—	$(3,088,031)	$—	$(3,088,031)
Put Options Written	—	—	(544,071)	—	(544,071)
Total Other Financial Instruments	$—	$—	$(3,632,102)	$—	$(3,632,102)

Managed Income Fund

	Uncategorized	Level 1	Level 2	Level 3	Total
Open End Funds	$—	$397,651,143	$—	$—	$397,651,143
Exchange Traded Funds	—	316,681,344	—	—	316,681,344
Investments Purchased with Proceeds from Securities Lending	27,505,075	—	—	—	27,505,075
Total Investments	$27,505,075	$714,332,487	$—	$—	$741,837,562

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments or Consolidated Schedule of Investments, such as futures, swap contracts and written options. Futures contracts are presented at the unrealized appreciation (depreciation) on the instruments.

Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for industry classifications.
4. DERIVATIVES TRANSACTIONS
The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The various derivative instruments that the Funds may use are options, futures contracts and options on futures contracts and other derivative securities. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund investing in a derivative instrument could lose more than the principal amount invested.

37

KENSINGTON FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
FASB Accounting Standards Codification 815, Derivatives and Hedging (“ASC 815”) requires enhanced disclosures about each Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on each Fund’s results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds’ derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.
For the year ended December 31, 2025, the Funds’ average quarterly notional values are as follows:

Fund	Long Futures Contracts	Purchased Option Contracts	Written Option Contracts
Active Advantage Fund	$1,221,924	$—	$—
Defender Fund	—	78,396,200	(65,284,600)
Dynamic Allocation Fund	259,525,967	—	—
Hedged Premium Income ETF	—	306,531,266	(283,954,977)

The locations on the Statements of Assets and Liabilities of the Funds’ derivative positions by type of exposure, all of which are not accounted for as hedging instruments under ASC 815, are as follows:
Values of Derivative Instruments as of December 31, 2025. On the Consolidated Statements of Assets and Liabilities:

Active Advantage Fund	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts – Futures	Net Assets – unrealized appreciation on futures contracts**	$21,667	Net Assets – unrealized depreciation on futures contracts**	$—
Total		$21,667		$—

**	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Futures Contracts.

Defender Fund	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts – Purchased Options	Investments, at fair value	$616,459	Investments, at fair value	$—
Equity Contracts – Written Options	Written option contracts, at fair value	—	Written option contracts, at fair value	(503,253)
Total		$616,459		$(503,253)

Dynamic Allocation Fund	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts – Futures	Net Assets – unrealized appreciation on futures contracts**	$281,887	Net Assets – unrealized depreciation on futures contracts**	$—
Total		$281,887		$—

**	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Futures Contracts.

38

KENSINGTON FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)

Hedged Premium Income ETF	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts – Purchased Options	Investments, at fair value	$3,107,474	Investments, at fair value	$—
Equity Contracts – Written Options	Written option contracts, at fair value	—	Written option contracts, at fair value	(3,632,102)
Total		$3,107,474		$(3,632,102)

The effect of Derivative Instruments on the Statements of Operations or Consolidated Statements of Operations for the year ended December 31, 2025:
Amount of Realized Gain (Loss) on Derivatives

	Active Advantage Fund	Defender Fund		Dynamic Allocation Fund	Hedged Premium Income ETF
Derivatives not accounted for as hedging instruments under ASC 815	Futures	Purchased Options*	Written Options	Futures	Purchased Options*	Written Options
Equity Contracts	$23,835	$(2,343,072)	$2,286,436	$73,987,865	$(3,353,980)	$(5,589,184)
Total	$23,835	$(2,343,072)	$2,286,436	$73,987,865	$(3,353,980)	$(5,589,184)

*	Included in net realized gain (loss) from investments as reported on the Statements of Operations.
Change in Unrealized Appreciation or (Depreciation) on Derivatives

	Active Advantage Fund	Defender Fund		Dynamic Allocation Fund	Hedged Premium Income ETF
Derivatives not accounted for as hedging instruments under ASC 815	Futures	Purchased Options*	Written Options	Futures	Purchased Options*	Written Options
Equity Contracts	$21,667	$(222,105)	$121,942	$281,887	$(693,823)	$425,699
Total	$21,667	$(222,105)	$121,942	$281,887	$(693,823)	$425,699

*	Included in net change in unrealized appreciation (depreciation) on investments as reported on the Statements of Operations.
The Funds do not have the right to offset financial assets and liabilities related to futures and options contracts on the Statements of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.
5. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has an agreement with Kensington Asset Management LLC (the “Adviser”) to furnish investment advisory services to the Funds. For its services, the Funds pay the Adviser a monthly management fee based on each Fund’s average daily net assets at the following annual rates:

Fund
Active Advantage Fund	1.25%
Credit Opportunities ETF	0.85%
Defender Fund	1.25%
Dynamic Allocation Fund	1.25% on assets up to $2.5 billion
1.225% on assets between $2.5 billion and $5 billion
1.20% on assets greater than $5 billion
Hedged Premium Income ETF	0.95%
Managed Income Fund	1.25% on assets up to $1.0 billion
1.225% on assets between $1.0 billion and $2 billion
1.20% on assets greater than $2 billion

39

KENSINGTON FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
The Adviser has engaged Liquid Strategies, LLC as the Sub-Adviser (the “Sub-Adviser) to the Defender Fund and Hedged Premium Income ETF. Subject to the supervision of the Adviser, the Sub-Adviser is primarily responsible for the day-to-day management of that Defender Fund’s and Hedged Premium Income ETF’s portfolio, including purchase, retention and sale of securities. Fees associated with these services are paid to the Sub-Adviser by the Adviser.
The Funds’ Adviser has contractually agreed to reimburse each Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions, extraordinary expenses, and distribution (12b-1) fees and expenses) for each Fund do not exceed 1.35% of the average daily net assets of the Active Advantage Fund and Managed Income Fund, 1.38% of the average daily net assets of the Dynamic Allocation Fund and 1.49% of the average daily net assets of the Defender Fund. Expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the date on which such reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the expense reimbursement occurred and at the time of recoupment. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Funds’ prospectus. During the year ended December 31, 2025, the
Defender Fund, Dynamic Allocation Fund and Managed Income Fund recouped $9,989, $14,579, and $97,571, respectively, of previously waived expenses. Reimbursed expenses subject to potential recovery by month of expiration are as follows:

Active Advantage Fund
January 2026 – December 2026	$189,217
January 2027 – December 2027	$175,849
January 2028 – December 2028	$187,482

Defender Fund
June 2026 – December 2026	$69,241
January 2027 – December 2027	$65,622
January 2028 – December 2028	$68,190

Dynamic Allocation Fund
January 2028 – December 2028	$227

Managed Income Fund
January 2026 – December 2026	$214,930
January 2027 – December 2027	$192,017
January 2028 – December 2028	$99,736

Under the investment advisory agreement for the Credit Opportunities ETF and Hedged Premium Income ETF, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, acquired fund fees and expenses, any fees and expenses related to the provision of securities lending services, extraordinary expenses, and distribution fees and expenses paid by the Trust.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Funds’ Administrator, Transfer Agent and fund accountant. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust including the Chief Compliance Officer are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based on the average

40

KENSINGTON FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the year ended December 31, 2025, are disclosed in the Statements of Operations.
6. DISTRIBUTION COSTS
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the A Class and the C Class. The Plan permits each Fund to pay for distribution and related expenses at an annual rate of 0.25% of the A Class and 1.00% of the C Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. For the year ended December 31, 2025, expenses incurred by the A Class and C Class pursuant to the Plan were as follows:

Fund	A Class	C Class
Active Advantage Fund	$421	$266
Dynamic Allocation Fund	67,323	82,921
Managed Income Fund	50,285	63,499

7. AFFILIATED COMPANY TRANSACTIONS
If the Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The Fund conducted transactions during the year ended December 31, 2025, with affiliated companies as so defined:
Managed Income Fund

Investment Security	12/31/24 Share Balance	Gross Additions	Gross Reductions	Realized Gain (Loss)	Distributions Received	12/31/25 Share Balance	12/31/25 Value	Net Change in Unrealized Appreciation/ Depreciation
John Hancock High Yield ETF	—	$3,947,025	$ —	$ —	$108,697	150,000	$3,874,500	$(72,525)

8. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding U.S. government securities and short-term investments, by the Funds for the period ended December 31, 2025, were as follows:

Fund	Purchases	Sales
Active Advantage Fund	$83,803,118	$64,103,917
Credit Opportunities ETF	1,975,858	207,916
Defender Fund	168,504,810	157,589,617
Dynamic Allocation Fund	1,693,066,590	1,561,027,355
Hedged Premium Income ETF	14,364,896	29,111,181
Managed Income Fund	978,890,608	1,104,709,211

During the year ended December 31, 2025, in-kind transactions associated with creation and redemptions were as follows:

	Purchases	Sales
Credit Opportunities ETF	$81,350,299	$4,998,120
Hedged Premium Income ETF	210,738,582	24,571,251

41

KENSINGTON FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
9. FEDERAL TAX INFORMATION
As of December 31, 2025, the Funds’ most recent fiscal year end, the cost basis of investments for federal income tax purposes and the components of accumulated losses on a tax basis were as follows:

Fund	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Appreciation (Depreciation)	Federal Income Tax Cost
Active Advantage Fund	$3,175,943	$(229,051)	$2,946,892	$74,405,864
Credit Opportunities ETF	78,468	(113,550)	(35,082)	78,135,633
Defender Fund	4,565,134	(438,841)	4,126,293	75,204,305
Dynamic Allocation Fund	153,804,676	(729,381)	153,075,295	1,047,045,472
Hedged Premium Income ETF	24,617,270	(232,590)	24,384,680	243,057,462
Managed Income Fund	19,450,843	(7,651,422)	11,799,421	730,038,141

The temporary differences to the tax-basis were due to Wash Sales, and §1256 MTM.
At December 31, 2025, the Funds’ most recent fiscal year end, components of distributable earnings on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Accumulated Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
Active Advantage Fund	$—	$ —	$(473,454)	$2,946,892	$2,473,438
Credit Opportunities ETF	—	—	—	(35,082)	(35,082)
Defender Fund	2,854,702	—	(261,145)	4,126,293	6,719,850
Dynamic Allocation Fund	741,774	—	(8,155,099)	153,075,295	145,661,970
Hedged Premium Income ETF	—	—	(9,160,514)	24,384,680	15,224,166
Managed Income Fund	616,275	—	(105,797,407)	11,799,421	(93,381,711)

As of December 31, 2025, the Funds’ most recent fiscal year end, Active Advantage, Hedged Premium Income ETF and Managed Income Fund had the following capital loss carryovers:

Fund	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover	Total Capital Loss Carryover
Active Advantage Fund	$391,809	$81,645	$473,454
Hedged Premium Income ETF	3,633,742	5,526,772	9,160,514
Managed Income Fund	105,797,407	—	105,797,407

Active Advantage Fund utilized $523,752 of capital loss carryover from the prior year. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31. For the taxable year ended December 31, 2025, the Defender Fund and Dynamic Allocation Fund plan to defer $261,145 and $8,155,099 in qualified late year losses, respectively.
During the year ended December 31, 2025, the Funds paid the following distributions to shareholders:

Fund	Ordinary Income*	Return on Capital	Long-Term Capital Gains**	Total
Active Advantage Fund	$1,168,771	$3,700	$—	$1,172,471
Credit Opportunities ETF	216,183	255	—	216,438
Defender Fund	3,664,922	—	202,002	3,866,924
Dynamic Allocation Fund	78,020,774	—	36,772,961	114,793,735
Hedged Premium Income ETF	664,091	13,947,667	—	14,611,758
Managed Income Fund	41,324,174	—	—	41,324,174

42

KENSINGTON FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
During the year ended December 31, 2024, the Funds paid the following distributions to shareholders:

Fund	Ordinary Income*	Return on Capital	Long-Term Capital Gains**	Total
Active Advantage Fund	$466,818	$—	$—	$466,818
Defender Fund	2,697,019	31,582	1,259,822	3,988,423
Dynamic Allocation Fund	66,167,191	—	705,811	66,873,002
Hedged Premium Income ETF	158,421	991,248	40,404	1,190,073
Managed Income Fund	48,195,163	—	—	48,195,163

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
**	The Funds designate as long-term capital gain distributions, pursuant to Internal Revenue Code Section 852(b)(3)(c).
10. SECURITIES LENDING
Following the terms of a securities lending agreement with the Fund’s Custodian, the Fund may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to initially 105% of the value of the loaned securities that are foreign securities or 102% of the value of any other loaned securities marked-to-market daily. Loans shall be marked to market daily and the margin restored in the event the collateralization is below 100% of the value of the securities loaned. During the time securities are on loan, the borrower will pay the applicable Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, relevant facts dealer or financial institution. Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to a Fund on a timely basis and that Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the applicable Fund. As of December 31, 2025, the Active Advantage Fund had securities on loan with a value of $20,591,636 and collateral value of $21,124,858. The Defender Fund had securities on loan with a value of $1,751,130 and collateral value of $1,804,124. The Dynamic Allocation Fund had securities on loan with a value of $47,835,041 and collateral value of $48,645,500. The Managed Income Fund had securities on loan with a value of $26,841,875 and collateral value of $27,505,075.
The Fund receives cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. The remaining contractual maturity of all securities lending transactions is overnight and continuous. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide the Funds, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty. The net income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations. Securities lending income, as disclosed in the Fund’s Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to the Custodian as lending agent.
11. LINE OF CREDIT
The Active Advantage Fund, Defender Fund, Dynamic Allocation Fund, Hedged Premium Income ETF and Managed Income Fund have each established an unsecured line of credit (“LOC”) in the amount of $100,000,000, 20% of a Fund’s gross market value (10% for the Active Advantage Fund), or 33.33% of the fair value of the Fund’s

43

KENSINGTON FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
investments, whichever is less. The LOC matures, unless renewed, on July 17, 2026. The LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants, in connection with shareholder redemptions and other short-term liquidity needs of the Funds. The LOC is with the Custodian. Interest is charged at the prime rate which was between 6.75% and 7.50% as of December 31, 2025. The interest rate during the year was 7.50%. The Funds have authorized the Custodian to charge any of the accounts of the Funds for any missed payments. For the year ended December 31, 2025, the Funds’ LOC activity was as follows:

Fund	LOC Agent	Average Borrowings	Amount Outstanding as of December 31, 2025	Weighted- Average Interest Rate	Interest Expense	Maximum Borrowing	Date of Maximum Borrowing
Active Advantage Fund	U.S. Bank N.A.	$88,759	$—	7.21%	$6,493	$4,111,000	12/19/2025
Defender Fund	U.S. Bank N.A.	—	—	—	—	—	—
Dynamic Allocation Fund	U.S. Bank N.A.	—	—	—	—	—	—
Hedged Premium Income ETF	U.S. Bank N.A.	35,126	—	7.10%	2,527	2,544,000	11/24/2025
Managed Income Fund	U.S. Bank N.A.	125,877	4,240,000	7.38%	8,540	5,053,000	7/1/2025

12. CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2025, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held	Type of Ownership
Active Advantage Fund	Charles Schwab & Co., Inc.	41.07%	Record
	LPL Financial Holdings, Inc.	25.69%	Record
Defender Fund	National Financial Services, LLC	63.97%	Record
	Charles Schwab & Co., Inc.	27.98%	Record
Dynamic Allocation Fund	Charles Schwab & Co., Inc.	40.30%	Record
	LPL Financial Holdings, Inc.	28.79%	Record
Managed Income Fund	National Financial Services, LLC	43.80%	Record
	Charles Schwab & Co., Inc.	26.07%	Record

13. SUBSEQUENT EVENTS
On January 26, 2026, the Defender Fund launched the Class R share class.
On January 29, 2026, the Defender Fund paid a distribution to the Institutional class in the amount of $292,248 or $0.03841408 per share and Class R in the amount of $2.80 or $.03191575 per share.
On January 30, 2026, Hedged Premium Income ETF paid a distribution in the amount of $0.19410000 for a total of $2,259,324.
On February 26, 2026, the Defender Fund paid a distribution to the Institutional class in the amount of $277,195 or $0.03929098 per share and Class R in the amount of $2.88 or $.03263647 per share.

44

Kensington Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Kensington Funds and
Board of Trustees of Managed Portfolio Series
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, futures contracts, and written options (consolidated for Kensington Defender Fund), of the funds listed below (“Kensington Funds” or the “Funds”), each a series of Managed Portfolio Series, as of December 31, 2025, the related statements of operations and changes in net assets, the financial highlights (consolidated for Kensington Defender Fund) for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Kensington Active Advantage Fund	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024 and 2023, and for the period from March 23, 2022 (commencement of operations) through December 31, 2022
Kensington Managed Income Fund	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, and 2022.
Kensington Dynamic Allocation Fund (formerly Kensington Dynamic Growth Fund)	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, and 2022.
Kensington Defender Fund	Consolidated for the year ended December 31, 2025	Consolidated for the years ended December 31, 2025 and 2024	Consolidated for the years ended December 31, 2025 and 2024, and for the period from May 31, 2023 (commencement of operations) through December 31, 2023
Kensington Hedged Premium Income ETF	For the year ended December 31, 2025	For the year ended December 31, 2025, and for the period from September 4, 2024 (commencement of operations) through December 31, 2024
Kensington Credit Opportunities ETF	For the period from December 16, 2025 (commencement of operations) through December 31, 2025

The Kensington Managed Income Fund’s and Kensington Dynamic Allocation Funds’ financial highlights for the year ended December 31, 2021 were audited by other auditors whose report dated February 25, 2022 expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

45

Kensington Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2022. In addition, we served as the Funds’ auditor from 2019 through 2020.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 27, 2026

46

Kensington Funds
Additional Information
December 31, 2025 (Unaudited)
Availability of Fund Portfolio Information
The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330. The Funds’ Part F of Form N-PORT may also be obtained by calling toll-free 1-855-375-3060.
Availability of Proxy Voting Information
A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-375-3060. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling 1-855-375-3060, or (2) on the SEC’s website at www.sec.gov.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended December 31, 2025, certain dividends paid by the Funds may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund
Active Advantage Fund	15.45%
Credit Opportunities ETF	0.00%
Defender Fund	10.11%
Dynamic Allocation Fund	4.13%
Hedged Premium Income ETF	100.00%
Managed Income Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2025, was as follows:

Fund
Active Advantage Fund	0.00%
Credit Opportunities ETF	0.00%
Defender Fund	0.00%
Dynamic Allocation Fund	0.00%
Hedged Premium Income ETF	0.00%
Managed Income Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Fund
Active Advantage Fund	0.00%
Credit Opportunities ETF	0.00%
Defender Fund	21.54%
Dynamic Allocation Fund	86.21%
Hedged Premium Income ETF	0.00%
Managed Income Fund	0.00%

47

Kensington Funds
Additional Information
December 31, 2025 (Unaudited)(Continued)
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
For all Funds except the Hedged Premium Income ETF and Credit Opportunities ETF, see the Statement of Operations. For the Hedged Premium Income ETF and Credit Opportunities ETF, all fund expenses, including Trustee compensation, is paid by the Adviser pursuant to the Investment Advisory Agreement.
Statement Regarding Basis for Approval of Investment Advisory Contract.
In reaching its decision to recommend the approval of the investment advisory agreement (the “Advisory Agreement”) between Kensington Asset Management, LLC (“Kensington”) and the Trust, with respect the Kensington Credit Opportunities ETF, a new series of the Trust (the “Fund”), the Board, all of whom are Independent Trustees, met in person at a meeting held on November 18-19, 2025, and reviewed materials related to Kensington and the Fund, including a presentation to the Board and materials provided by representatives of the Kensington at the August 19-20, 2025 Board meeting.
In determining whether to approve the Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to the Fund: (1) the nature, extent, and quality of the services to be provided by Kensington with respect to the Fund; (2) the costs of the services provided by Kensington and the projected profits to be realized by Kensington from services rendered to the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (5) other benefits to Kensington resulting from services rendered to the Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.
Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Kensington will provide under the Advisory Agreement with respect to the Fund, noting that such services include, but are not limited to, the following: (1) providing the general management and investment of the Fund’s securities portfolio; (2) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (3) determining the portfolio securities to be purchased, sold, or otherwise disposed of and the timing of such transactions; (4) voting proxies with respect to the Fund’s portfolio securities; (5) maintaining the required books and records for transactions effected on behalf of the Fund; (6) selecting broker-dealers to execute orders on behalf of the Fund; and (7) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws. The Trustees noted that Kensington is well capitalized and also considered Kensington’s assets under management. The Trustees also took into account their experience with Kensington with respect to other Trust series for which Kensington currently serves as investment adviser. The Trustees concluded that they were satisfied with the nature, extent, and quality of services that Kensington proposes to provide to the Fund under the Advisory Agreement.
Cost of Advisory Services and Profitability. The Trustees considered the proposed management fee that the Fund will pay to Kensington under the Advisory Agreement. The Trustees also considered the management fees Kensington charges to other accounts, noting that Kensington does not manage other accounts with investment strategies similar to those of the Fund (other than a non-fee paying internal account), observing that Kensington charges management fees for other accounts that generally range above the management fee charged to the Fund, depending on assets under management. The Trustees considered the reasonableness of Kensington’s projected profitability analysis (12-month pro-forma) for services that Kensington will render to the Fund, noting that the Fund is expected to be profitable over the 12-month period. The Trustees also noted that it would have an opportunity to review information about actual profitability earned from the Fund in the context of future contract renewals.
Comparative Fee and Expense Data. The Trustees considered an analysis comparing the contractual expenses that the Fund will bear compared to peer funds (“Cohort”), as projected by Barrington. The Trustees noted that the Fund’s

48

Kensington Funds
Additional Information
December 31, 2025 (Unaudited)(Continued)
proposed unitary management fee was above the Cohort average, while the Fund’s projected total expenses were below the gross Cohort average, but above the net Cohort average after fee waiver and/or expense reimbursement. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Kensington’s proposed advisory fee was reasonable.
Economies of Scale. The Trustees considered whether the Fund would benefit from any economies of scale, noting that the proposed investment advisory fee for the Fund does not contain breakpoints. The Trustees also considered that Kensington had agreed to consider breakpoints in the future in response to asset growth. The Trustees concluded that it is not necessary to implement fee breakpoints but committed to revisit this issue in the future as circumstances change and asset levels increase.
Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by Kensington from its relationships with the Fund. The Trustees noted that the Fund will not use affiliated brokers. The Trustees considered that Kensington may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Kensington does not receive additional material benefits from its relationship with the Fund.
Based upon the materials presented at this Board meeting, information provided by Kensington and discussions with Kensington as part of the Board’s August 19-20, 2025 preliminary approval to file the Fund’s post-effective amendment to the Trust’s registration statement, and information from Kensington and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the proposed Advisory Agreement, the Board concluded that the overall arrangements set forth in the Advisory Agreement are fair and reasonable in light of the services that Kensington will perform, the investment advisory fees that Kensington will receive for such services, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.

49

BOARD OF TRUSTEES
David Massart
David Swanson
Robert Kern
INVESTMENT ADVISER
Kensington Asset Management LLC
901 S. Mopac Expressway, Suite 225
Austin, TX 78746
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
TRANSFER AGENT, FUND ACCOUNTANT AND FUND ADMINISTRATOR
U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202
DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212
FUND COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7096
This report must be accompanied or preceded by a prospectus.
The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available without charge upon request by calling 1-855-375-3060

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

For all Funds except the Hedged Premium Income ETF and Credit Opportunities ETF, see the Statement of Operations. For the Hedged Premium Income ETF and Credit Opportunities ETF, all fund expenses, including Trustee compensation, is paid by the Adviser pursuant to the Investment Advisory Agreement.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) “Filed herewith”

(2) Not applicable

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies

(5) Not applicable to open-end investment companies

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	March 9, 2026

By (Signature and Title)*	/s/ Benjamin J. Eirich
Benjamin J. Eirich, Principal Financial Officer

Date	March 9, 2026

* Print the name and title of each signing officer under his or her signature.